UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-09221

Community Capital Trust
 (Exact name of registrant as specified in charter)

2500 Weston Road
Suite 101
Weston, FL 33331
 (Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square. Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2016

Date of reporting period: November 30, 2015

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.	Reports to Stockholders.

The Semi-Annual Report to Shareholders for the fiscal half-year ended November 30, 2015, pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1), is filed herewith.

COMMUNITY CAPITAL TRUST

CCM ALTERNATIVE INCOME FUND

(THE “FUND”)

November 30, 2015

1

TABLE OF CONTENTS

Manager's Discussion & Analysis	2
Fund Profile	3
Expenses	4
Schedule of Investments	5
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	16

2 CCM Alternative Income Fund

Manager’s Discussion & Analysis

For the six-month period ended November 30, 2015, the CCM Alternative Income Fund (the “Fund”) delivered a total return of -3.10%. For the same period, the Citigroup 3-month T-Bill Index returned 0.01%.

The Fund continues to focus on value oriented investments with valuations supported by fundamental cash flow analysis. Unfortunately, the current market environment has rewarded growth over value which resulted in a big headwind for the strategy during this time period.

The yield curve flattened during the six-month period ended November 30, 2015, as the 10-year Treasury yield increased from 2.12% to 2.21% and the 2-year note increased from 0.25% to 0.48%.

Economic signals were mixed during the period as employment showed signs of improvement despite a mild slowdown in the GDP growth rate. GDP growth declined to a 2.0% annualized rate in November, down from 3.9% in August. The unemployment rate improved marginally from 5.1% to 5.0% and labor market utilization continued to see incremental improvement. Equity markets were volatile as the S&P 500 index declined by over 10% in August, only to fully recover by the end of November.

The Federal Reserve (the “Fed”) kept rates the same through the period but hinted that a rate rise could be coming shortly as the economy continues to improve.

Total return figures represent past performance and do not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal.

The CCM Alternative Income Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

(Unaudited) 3

Fund Profile November 30, 2015

Top Ten Holdings*
(% of Net Assets)

FHA Project Loan, 07/01/2047	6.47%
GMAC Capital Trust I, 02/15/2040	4.57%
Citigroup Capital XIII, 10/30/2040	3.39%
USDA Loan, 12/01/2047	2.90%
Washoe County, 02/01/2040	2.80%
Hollywood Beach, Community Development District I, 10/01/2045	2.72%
Macquarie Infrastructure	2.69%
Equity Commonwealth	2.65%
Austin, 11/15/2042	2.59%
EnerCare (Canada)	2.44%
33.22%

*	Excludes Short-Term Investments

Asset Allocation**
(% of Net Assets)

Closed-End Funds	5.40%
Consumer Discretionary	10.87%
Consumer Staples	1.23%
Corporate Bond	0.35%
Energy	4.89%
FGLMC Single Family	0.06%
FHA Project Loans	8.62%
Financials	23.69%
FNMA Multifamily	3.08%
GNMA Multifamily	2.32%
Asset-Backed Security	0.54%
Health Care	2.82%
Industrials	5.55%
Materials	0.82%
Money Market Fund	5.98%
Municipal Bonds	45.24%
USDA Loan	2.90%
Liabilities in Excess of Other Assets	(24.36)%
100.00%

**	Excludes securities sold short.

4 CCM Alternative Income Fund

Expenses November 30, 2015

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2015 and held for the six-month period ended November 30, 2015.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During Period* June 1, 2015 Through November 30, 2015
Actual	Institutional Shares	$1,000.00	$969.00	$12.90
Hypothetical (5% return before expenses)	Institutional Shares	$1,000.00	$1,011.90	$13.18

*

Expenses are equal to the annualized expense ratio of 2.62%, including dividend expense and prime broker fees on short sales, for Institutional Shares multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (3.10)% for the period June 1, 2015 to November 30, 2015.

(Unaudited) 5

Schedule of Investments November 30, 2015

	Principal Amount	Value
MUNICIPAL BONDS - 45.24%
Arizona - 0.54%
Pima County, Industrial Development Authority
7.50%, 12/15/2018 (a)	$165,000	$165,582

California - 8.58%
Central Valley Support, Joint Powers Agency
6.08%, 09/01/2029 (a)	150,000	170,274
Pomona, Pension Obligation Refunding
5.83%, 07/01/2035 (a)	420,000	424,133
Rancho Cucamonga, Redevelopment Agency Successor Agency
6.26%, 09/01/2031 (a)	290,000	319,458
Sacramento County, Public Financing Authority
6.58%, 12/01/2038 (a)	250,000	286,813
San Diego County, Regional Airport Authority
5.59%, 07/01/2043 (a)	250,000	270,915
San Jose, Airport Revenue
6.60%, 03/01/2041 (a)	500,000	554,020
Tuolumne, Wind Project Authority
6.92%, 01/01/2034 (a)	500,000	607,930
		2,633,543
Florida - 7.63%
Florida State, Department of Environmental Protection
6.15%, 07/01/2027 (a)	145,000	154,247
Hollywood Beach, Community Development District I
6.13%, 10/01/2039 (a)	220,000	247,106
6.25%, 10/01/2045 (a)	745,000	835,436
Miami-Dade County
7.50%, 04/01/2040 (a)	500,000	646,890
Orlando, Community Redevelopment Agency
7.78%, 09/01/2040 (a)	405,000	457,541
		2,341,220
Georgia - 1.36%
Atlanta, Development Authority
5.35%, 01/01/2035 (a)	400,000	417,252

Illinois - 1.60%
Bedford Park Village
6.57%, 12/01/2030 (a)	445,000	491,213

Louisiana - 1.79%
New Orleans, Public Improvement
6.05%, 12/01/2038 (a)	500,000	549,470

Maryland - 1.64%
Baltimore
5.38%, 09/01/2030	500,000	503,795

Massachusetts - 3.47%
Massachusetts State, Housing Finance Agency
4.78%, 12/01/2020 (a)	305,000	311,304
4.79%, 12/01/2032 (a)	435,000	439,093

The accompanying notes are an integral part of the financial statements.

6 CCM Alternative Income Fund

	Principal Amount	Value
4.94%, 12/01/2037 (a)	$315,000	$314,310
		1,064,707
Minnesota - 0.57%
Minneapolis, Development Revenue
6.50%, 06/01/2040 (a)	155,000	173,619

Missouri - 1.23%
Missouri State, Health & Educational Facilities Authority
6.88%, 10/01/2040 (a)	365,000	376,932

Nevada - 2.80%
Washoe County
7.97%, 02/01/2040 (a)	675,000	858,384

New Jersey - 0.65%
New Jersey State, Economic Development Authority
6.31%, 07/01/2026 (a)	175,000	198,140

North Carolina - 0.79%
Charlotte Airport, Special Facilities Revenue
6.06%, 07/01/2041 (a)	225,000	242,534

Ohio - 2.85%
Clermont County, Port Authority
5.75%, 12/01/2033 (a)	250,000	272,867
Montgomery
4.80%, 12/01/2037 (a)	110,000	111,730
Northeastern Ohio University's College of Medicine, Medical University Foundation
6.73%, 12/01/2030 (a)	230,000	241,620
7.08%, 12/01/2040	235,000	248,136
		874,353
Oklahoma - 0.41%
Oklahoma State, Development Finance Authority
5.65%, 06/01/2041 (a)	120,000	126,660

South Carolina - 1.47%
Myrtle Beach
5.90%, 06/01/2039 (a)	400,000	451,232

Texas - 3.61%
Austin
5.75%, 11/15/2042 (a)	750,000	794,490
5.75%, 11/15/2042 (a)	300,000	314,199
		1,108,689
West Virginia - 2.57%
Ohio County, Special District Excise Tax Revenue
7.50%, 03/01/2036 (a)	550,000	580,201
8.25%, 03/01/2035 (a)	195,000	207,227
		787,428

The accompanying notes are an integral part of the financial statements.

(Unaudited) 7

	Principal Amount/ Shares	Value
Wisconsin - 1.68%
Green Bay, Redevelopment Authority
5.90%, 06/01/2037 (a)	$475,000	$516,116

TOTAL MUNICIPAL BONDS
(Cost $13,802,037)		13,880,869

COMMON STOCK - 35.05%
Consumer Discretionary - 10.86%
Cedar Fair (a) (b)	6,200	349,184
EnerCare (Canada)	62,000	749,785
Interpublic Group of Companies (a)	14,000	322,000
Loral Space & Communications (c)	3,000	132,720
Morgans Hotel Group (c)	53,000	166,420
Regal Entertainment Group (a)	29,600	555,000
Sinclair Broadcast Group (d)	9,000	315,900
Six Flags Entertainment (a)	9,000	467,100
Whistler Blackcomb Holdings (Canada)	17,500	275,581
		3,333,690
Consumer Staples - 1.23%
Walgreens Boots Alliance (a)	4,500	378,135

Energy - 2.87%
Crestwood Equity Partners (d)	26,255	491,764
DHT Holdings	27,700	207,750
Scorpio Tankers	21,000	181,650
		881,164
Financials - 10.90%
American International Group (a)	9,000	572,220
Ares Capital	12,000	189,840
Medley Capital	75,000	564,000
MetLife (a)	10,000	510,900
Ryman Hospitality Properties (e)	6,123	332,724
Tiptree Financial	3,636	24,979
Wells Fargo (a)	8,000	440,800
Weyerhaeuser (a) (e)	22,000	707,740
		3,343,203
Health Care - 2.82%
Extendicare (Canada)	35,000	257,891
Pfizer (a)	18,500	606,245
		864,136
Industrials - 5.55%
Aircastle	11,000	230,560
Macquarie Infrastructure (a)	11,000	825,330
Pitney Bowes (a) (d)	11,500	248,400
Seaspan (Hong Kong) (a)	26,000	399,100
		1,703,390
Materials - 0.82%
International Paper	6,000	250,980

TOTAL COMMON STOCK
(Cost $10,403,965)		10,754,698

The accompanying notes are an integral part of the financial statements.

8 CCM Alternative Income Fund

	Principal Amount/ Shares	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 16.99%
FGLMC Single Family - 0.06%
1998-2106, 7.85%, 12/15/2028 (f)	$78,223	$19,473

FHA Project Loans - 8.63%
Pool A35272, 5.00%, 06/01/2035 (g)	286,077	286,660
Pool Robin Ridge, 5.75%, 01/01/2035 (g)	115,904	115,215
Pool 067-35417, 6.45%, 01/01/2036 (g)	259,189	260,496
Pool 023-98146, 6.51%, 07/01/2047 (g)	1,884,443	1,983,508
		2,645,879
FNMA Multifamily - 3.08%
Pool 464523, 5.51%, 07/01/2024	363,963	433,356
Pool 957188, 5.65%, 06/01/2017	45,908	48,322
Pool 464296, 5.86%, 01/01/2028	350,253	363,069
Pool 463194, 6.36%, 08/01/2027	97,909	101,743
		946,490
GNMA Multifamily - 2.32%
Pool 699710, 5.43%, 07/15/2044	410,390	425,779
Pool 2010-68, 6.37%, 06/20/2040 (f)	1,910,334	285,090
		710,869
USDA Loan - 2.90%
Pool Grand Prairie Apartments, 5.95%, 12/01/2047 (g)	822,604	890,678
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $5,166,208)		5,213,389

PREFERRED STOCK - 14.81%
Energy - 2.02%
Targa Resources Partners, 9.00% (f)	27,200	619,072

Financials - 12.79%
Aspen Insurance Holdings, 7.40% (f)	6,565	168,261
Citigroup Capital XIII, 6.69% (f)	40,000	1,039,200
Equity Commonwealth, 7.25% (e)	31,968	815,184
GMAC Capital Trust I, 8.13% (f)	55,000	1,402,500
RBS Capital Funding Trust VII, 6.08%	20,000	500,400
		3,925,545
TOTAL PREFERRED STOCK
(Cost $4,524,557)		4,544,617

CLOSED-END FUNDS - 5.40%
Cohen & Steers REIT and Preferred Income Fund	28,621	513,174
Invesco Municipal Income Opportunities Trust	32,296	228,979
PIMCO Dynamic Credit Income Fund	50,000	914,500
TOTAL CLOSED-END FUNDS
(Cost $1,726,340)		1,656,653

ASSET-BACKED SECURITY - 0.54%
HASC - 0.54%
2005-I1, 0.61%, 11/25/2035 (f)	235,000	164,753
TOTAL ASSET-BACKED SECURITY
(Cost $129,907)		164,753

The accompanying notes are an integral part of the financial statements.

(Unaudited) 9

	Principal Amount/ Shares	Value
CORPORATE BOND - 0.35%
Salvation Army
5.68%, 09/01/2031 (a)	$100,000	$108,747
TOTAL CORPORATE BOND
(Cost $101,765)		108,747

SHORT-TERM INVESTMENT - 5.98%
Money Market Fund - 5.98%
Dreyfus Treasury Prime Cash Management, Cl A, 0.00% (h)	1,833,317	1,833,317
TOTAL SHORT-TERM INVESTMENT
(Cost $1,833,317)		1,833,317

Total Investments (Cost $37,688,096) - 124.36%		38,157,043
Liabilities in Excess of Other Assets, Net - (24.36)%		(7,474,518)
NET ASSETS - 100.00%		$30,682,525

EXCHANGE TRADED FUNDS SOLD SHORT - (4.89)%
iShares iBoxx $ High Yield Corporate Bond Fund(d)	(8,000)	$(664,400)
iShares MSCI Australia	(10,000)	(190,900)
iShares MSCI Emerging Markets Fund	(5,750)	(195,443)
iShares S&P/TSX 60 Index Fund	(30,000)	(448,837)
TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
(Proceeds $1,666,458)		(1,499,580)

COMMON STOCK SOLD SHORT - (16.18)%
Consumer Discretionary - (1.57)%
Regis (c)	(17,000)	(283,220)
Viacom	(4,000)	(199,160)
		(482,380)
Consumer Staples - (1.50)%
Coca-Cola	(5,000)	(213,100)
Sysco	(6,000)	(246,600)
		(459,700)
Energy - (3.55)%
Chevron (d)	(3,500)	(319,620)
Exxon Mobil	(4,000)	(326,640)
Targa Resources	(11,250)	(442,125)
		(1,088,385)
Financials - (2.05)%
Equity Residential (e)	(3,750)	(299,325)
Janus Capital Group	(8,000)	(126,320)
Simon Property Group (e)	(1,100)	(204,864)
		(630,509)
Industrials - (6.30)%
Boeing	(3,000)	(436,350)
Caterpillar (d)	(7,500)	(544,875)
CNH Industrial	(25,000)	(182,750)
Deere (d)	(5,000)	(397,850)
Fastenal	(5,500)	(223,190)
Finning International	(10,000)	(146,917)
		(1,931,932)

The accompanying notes are an integral part of the financial statements.

10 CCM Alternative Income Fund

	Shares	Value
Information Technology - (1.21)%
ViaSat (c)	(6,000)	$(371,880)

TOTAL COMMON STOCK SOLD SHORT
(Proceeds $4,966,363)		(4,964,786)

Total Securities Sold Short
(Proceeds $6,632,821)		$(6,464,366)
	Contracts
PURCHASED OPTIONS † (c) - 0.20%
AGCO,
Expires 01/16/2016, Strike Price: $45.00	40	$1,400
Alerian,
Expires 01/16/2016, Strike Price: $13.00	150	3,000
Chesapeake Energy,
Expires 01/16/2016, Strike Price: $4.00	75	2,550
Chevron,
Expires 12/19/2015, Strike Price: $87.00	20	1,560
Crestwood Equity Partners,
Expires 01/16/2016, Strike Price: $2.50	427	427
Deere,
Expires 12/19/2015, Strike Price: $72.50	40	1,080
iShares iBoxx $ High Yield Corporate Bond,
Expires 12/19/2015, Strike Price: $82.00	100	4,000
iShares iBoxx $ Investment Grade Corporate Bond,
Expires 12/19/2015, Strike Price: $116.00	30	2,400
iShares Russell 2000,
Expires 12/19/2015, Strike Price: $114.00	225	11,025
Mallinckrodt,
Expires 12/19/2015, Strike Price: $50.00	15	300
Pitney Bowes,
Expires 01/16/2016, Strike Price: $23.00	50	800
SPDR S&P 500 Trust,
Expires 12/19/2015, Strike Price: $202.00	200	23,800
United States Natural Gas Fund,
Expires 12/19/2015, Strike Price: $10.00	175	1,225
United States Oil Fund,
Expires 12/19/2015, Strike Price: $13.50	65	5,785
Expires 12/19/2015, Strike Price: $14.00	100	1,800
Williams Partners,
Expires 12/19/2015, Strike Price: $50.00	50	250

TOTAL PURCHASED OPTIONS
(Cost $175,385)		$61,402

WRITTEN OPTIONS † (c) - (0.06)%
Caterpillar,
Expires 12/19/2015, Strike Price: $65.00	(2)	$(28)
Deere,
Expires 12/19/2015, Strike Price: $70.00	(40)	(720)
Expires 12/19/2015, Strike Price: $80.00	(35)	(5,705)
iShares Russell 2000,
Expires 12/19/2015, Strike Price: $108.00	(300)	(3,900)
Sinclair Broadcast Group,
Expires 12/19/2015, Strike Price: $35.00	(30)	(3,450)

The accompanying notes are an integral part of the financial statements.

(Unaudited) 11

	Contracts	Value
SPDR S&P 500 Trust,
Expires 12/19/2015, Strike Price: $190.00	(250)	$(5,500)
TOTAL WRITTEN OPTIONS
(Premiums Received ($50,481))		$(19,303)

†

For the six-month period ended November 30, 2015, the total amount of all open purchased and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

A list of the open futures contracts held by the Fund at November 30, 2015 is as follows ‡:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation (Depreciation)
CAC Currency	(14)	Dec-2015	$10,740
CBT 10-Year DSF	(55)	Dec-2015	(72,944)
CBT 5-Year DSF	(36)	Dec-2015	(20,500)
Russell 2000 Index E-MINI	(12)	Dec-2015	(50,849)
S&P 500 Index E-MINI	(10)	Dec-2015	(61,649)
U.S. 10-Year Treasury Note	(3)	Dec-2015	(524)
U.S. 2-Year Treasury Note	(15)	Dec-2015	6,510
U.S. Long Treasury Bond	(16)	Dec-2015	(24,725)
			$(213,941)

‡

For the six-month period ended November 30, 2015, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

(a)	All or a portion of this security has been committed as collateral for open short positions.
(b)	Security considered to be a Master Limited Partnership. At November 30, 2015, this security amounted to $349,184 or 1.14% of net assets.
(c)	Non-income producing security.
(d)	Underlying security for a written/purchased option.
(e)	REIT - Real Estate Investment Trust
(f)	Variable rate security. The coupon rate shown is the effective rate as of November 30, 2015.
(g)	Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at November 30, 2015 is $3,536,557, which represents 11.53% of total net assets.
(h)	The rate shown is the 7-day effective yield as of November 30, 2015.

CBT — Chicago Board of Trade

CAC — Canadian Currency

Cl — Class

DSF— Deliverable Swap Future

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

TSX — Toronto Stock Exchange

USDA — United States Department of Agriculture

The accompanying notes are an integral part of the financial statements.

12 CCM Alternative Income Fund

Statement of Assets and Liabilities as of November 30, 2015

Assets:
Investments, at fair value (identified cost — $37,688,096)	$38,157,043
Cash	69,853
Foreign currency, at value (cost — $776)	777
Receivables:
Dividends and interest	361,842
Investment securities sold	148,037
Capital shares sold	40,082
Variation margin	11,821
Options purchased, at value (cost — $175,385)	61,402
Cash pledged as collateral for futures contracts	799,020
Prepaid expenses	7,923
Total Assets	$39,657,800
Liabilities:
Payables:
Securities sold short (proceeds — $6,632,821)	$6,464,366
Investment securities purchased	270,201
Capital shares redeemed	48,382
Distributions to Shareholders	38,569
Advisory fees due to Advisor	21,948
Variation margin	15,343
Dividend expense on securities sold short	10,771
Shareholder servicing fees	5,058
Prime Broker fees	4,742
Administration fees	4,331
Chief Compliance Officer fees	1,763
Trustees' fees	251
Due to Broker	2,018,286
Options written, at value (premiums received — $50,481)	19,303
Other accrued expenses	51,961
Total Liabilities	$8,975,275
Net Assets:	$30,682,525
Net Assets consist of:
Paid-in capital	$32,723,118
Distributions in excess of net investment income	(46,723)
Accumulated net realized loss on investments, securities sold short, options and futures contracts	(2,334,497)
Net unrealized appreciation on investments and securities sold short	637,402
Net unrealized depreciation on options	(82,805)
Net unrealized depreciation on futures contracts	(213,941)
Net unrealized depreciation on foreign currency translation	(29)
Net Assets	$30,682,525
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 3,192,535 shares outstanding)	$30,682,525
Net Asset Value, offering and redemption price per share —
Institutional Shares	$9.61

The accompanying notes are an integral part of the financial statements.

(Unaudited) 13

Statement of Operations for the six-month period ended
November 30, 2015

Investment Income:
Dividends	$500,440
Interest	529,194
Total investment income	1,029,634
Expenses:
Investment advisory fees	154,700
Shareholder servicing fees	30,940
Dividend expense on securities sold short	75,283
Prime Broker fees	70,950
Accounting and administration fees	14,810
Professional fees	14,109
Chief Compliance Officer fees	12,756
Registration and filing expenses	9,740
Custodian fees	9,042
Trustees' fees	3,239
Transfer agent fees	2,201
Printing fees	1,599
Other	5,440
Total expenses	404,809
Less:
Investment advisory fee waiver	(10,947)
Net expenses	393,862
Net investment income	635,772
Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(547,332)
Net realized gain on investment securities sold short	156,190
Net realized loss on futures contracts	(279,528)
Net realized loss on options	(237,463)
Net realized loss on foreign currency transactions	(8,164)
Net realized loss	(916,297)
Net change in unrealized appreciation (depreciation) on investments	(820,926)
Net change in unrealized appreciation (depreciation) on securities sold short	141,809
Net change in unrealized appreciation (depreciation) on futures contracts	76,513
Net change in unrealized appreciation (depreciation) on options	(98,397)
Net change in unrealized appreciation (depreciation) on foreign currency translation	(10)
Net change in unrealized appreciation (depreciation)	(701,011)
Net realized and unrealized loss	(1,617,308)
Net decrease in net assets resulting from operations:	$(981,536)

The accompanying notes are an integral part of the financial statements.

14 CCM Alternative Income Fund

Statements of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2015 (Unaudited)	For the Fiscal Year Ended May 31, 2015
Operations:
Net investment income	$635,772	$880,559
Net realized loss on investments, securities sold short, futures contracts, options and foreign currency transactions	(916,297)	(1,236,359)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options and foreign currency translation	(701,011)	356,506
Net increase (decrease) in net assets resulting from operations	(981,536)	706
Distributions to shareholders from:
Net investment income	(653,641)	(889,174)
Return of Capital	—	(45,847)
Total distributions	(653,641)	(935,021)
Capital share transactions:
Institutional Shares
Shares issued	2,951,736	17,929,407
Shares reinvested	514,272	731,243
Shares redeemed	(2,174,767)	(2,940,747)
Increase in net assets from capital share transactions	1,291,241	15,719,903
Increase (decrease) in net assets	(343,936)	14,785,588
Net Assets:
Beginning of period/year	31,026,461	16,240,873
End of period/year	$30,682,525	$31,026,461
Distributions in excess of net investment income	$(46,723)	$(28,854)
Share Transactions:
Institutional Shares
Shares issued	298,280	1,731,944
Shares reinvested	52,594	71,198
Shares redeemed	(220,172)	(287,299)
Increase in shares	130,702	1,515,843
Institutional Shares outstanding at beginning of period/year	3,061,833	1,545,990
Institutional Shares at end of period/year	3,192,535	3,061,833

The accompanying notes are an integral part of the financial statements.

15

Financial Highlights—Per share data
(for a share outstanding throughout each period/year)

	Institutional Shares
	For the Six-Month Period Ended November 30, 2015 (Unaudited)		For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014	For the Period Ended May 31, 2013(a)
Net Asset Value, Beginning of Period/Year	$10.13		$10.51	$10.00	$0.00
Shares Issued	—		—	—	10.00
Investment Operations:
Net investment income(b)	0.20		0.36	0.22	—
Net realized and unrealized gain (loss) on investments(b)	(0.51)		(0.38)	0.50	—
Total from investment operations	(0.31)		(0.02)	0.72	—
Distributions from:
Net investment income	(0.21)		(0.34)	(0.21)	—
Net capital gains	—		—	— (c)	—
Net return of capital	—		(0.02)	—	—
Total distributions	(0.21)		(0.36)	(0.21)	—
Net Asset Value, End of Period/Year	$9.61		$10.13	$10.51	$10.00
Total return	(3.10%	)(d)	(0.19%)	7.24%	0.00	%(d)
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$30,683		$31,026	$16,241	$2,250
Ratio of expenses to average net assets
Before fee waiver	2.62	%(f)	2.90%	4.65%	—	%(f)
After fee waiver (e)	2.55	%(f)	2.62%	2.89%	—	%(f)
Ratio of net investment income to average net assets	4.12	%(f)	3.47%	2.16%	—	%(f)
Portfolio turnover rate	82	%(g)	131%	109%	—	%(g)

(a)	Commenced operations May 31, 2013 with a seed investment of capital from the Advisor and another affiliate.
(b)	Based on the average daily number of shares outstanding during the period.
(c)	The amount represents less than $0.01 per share.
(d)	Return is for the period indicated and has not been annualized.
(e)	Excluding dividend and prime broker fees on securities sold short, the ratio of expenses to average net assets would have been 1.60%.
(f)	Annualized.
(g)	Not annualized.

The accompanying notes are an integral part of the financial statements.

16 CCM Alternative Income Fund

Notes to Financial Statements November 30, 2015

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (formerly known as The Community Reinvestment Act Qualified Investment Fund) (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of the CCM Alternative Income Fund (the “Fund”). The Fund is classified as a diversified portfolio under the Act. The Fund offers one class of shares of beneficial interest, which has been designated as Institutional Shares. The Fund commenced investment operations on May 31, 2013. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment advisor. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. Options for which the primary market is a national securities exchange are valued at the last bid price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options not traded on a national securities exchange are valued at the last quoted bid price. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. The Board of Trustees has approved the Fund’s valuation policies and procedures. Short-term obligations having a maturity of sixty (60) days or less at time of acquisition are valued at amortized cost (provided it is consistent with fair value) or original cost plus accrued interest.

At November 30, 2015, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $3,536,557.

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

(Unaudited) 17

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Level 1 inputs are quoted prices in an active market. A Level 1 input will be used unless the Advisor holds a large number of similar assets that are required to be measured at fair value and a quoted price in an active market might be available, but not readily accessible for each of the assets individually; and there has been a significant event after the close of the market.

Level 2 inputs are observable inputs, other than quoted prices. Examples of Level 2 inputs are as follows:

●	Dealer prices for similar assets in active markets

●	Quoted prices for identical or similar assets in non-active markets

●	Inputs other than quoted prices that are observable

●	Inputs that are derived principally from or corroborated by observable market data by correlations or other means

●	Matrix pricing

●	Pricing evaluations provided by independent pricing services

Level 3 inputs are unobservable inputs based primarily upon the Advisor’s assumptions about the assumptions that market participants would use pricing the asset. Unobservable inputs are developed based on the best information available in the circumstances, which may include the Advisor’s own data.

18 CCM Alternative Income Fund

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at November 30, 2015.

Assets	Level 1	Level 2	Level 3		Total
Municipal Bonds	$—	$13,880,869	$—		$13,880,869
Common Stock	10,754,698	—	—		10,754,698
U.S. Government & Agency Obligations	—	1,676,832	3,536,557		5,213,389
Preferred Stock	4,544,617	—	—		4,544,617
Closed-End Funds	1,656,653	—	—		1,656,653
Asset-Backed Security	—	164,753	—		164,753
Corporate Bond	—	108,747	—		108,747
Short-Term Investment	1,833,317	—	—		1,833,317
Total Assets	$18,789,285	$15,831,201	$3,536,557	*	$38,157,043

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Exchange Traded Funds	$(1,499,580)	$—	$—	$(1,499,580)
Common Stock	(4,964,786)	—	—	(4,964,786)
Total Liabilities	$(6,464,366)	$—	$—	$(6,464,366)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$61,402	$—	$—	$61,402
Written Options	(19,303)	—	—	(19,303)
Futures**
Unrealized Appreciation	17,250	—	—	17,250
Unrealized Depreciation	(231,191)	—	—	(231,191)
Total Other Financial Instruments	$(171,842)	$—	$—	$(171,842)

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

**	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(Unaudited) 19

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2015	$3,916,579
Accrued discounts/premiums	—
Realized gain/(loss)	(852)
Realized gain/(loss) on foreign exchange	(685)
Change in appreciation/(depreciation)	982
Purchases	—
Sales	(26,339)
Amortization sold	1
Transfer into Level 3	—
Transfer out of Level 3	(353,129)
Ending balance as of November 30, 2015	$3,536,557
Change in unrealized losses included in earnings related to securities still held at reporting date	$(203)

For the six-month period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended November 30, 2015, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

For the six-month period ended November 30, 2015, there have been no significant changes to the Fund’s fair value methodologies.

20 CCM Alternative Income Fund

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of November 30, 2015. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at November 30, 2015	Valuation Techniques	Unobservable Inputs	Ranges (Average)
FHA Loans	$2,645,879	Matrix Pricing	Structure

Three are out of lockout with remaining maturity term range 9.93 - 19.10 years (16.38 year average maturity). One is a 40yr Amortization with a 15yr Lockout period and 1% prepay penalty to maturity (2047)

			Average Life	0.21 years - 6.21 years (1.76 years)
			Coupon	5.75% - 6.95% (6.42%)
			Spread to Benchmark	E+290 - N+380 (+421)
			Offered Quotes Variance to Mark	-0.03% - 0.36% (0.15%)
USDA Loan	$890,678	Matrix Pricing	Structure	40 year term, with 3 years remaining in lockout (3%, 2%, 1%)
			Coupon	5.95%
			Spread to Benchmark	N+71
			Offered Quotes Variance to Mark	NA

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

(Unaudited) 21

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of the Fund, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each share based upon the proportion of net assets of each share.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Futures Contracts. The Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or

22 CCM Alternative Income Fund

received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of November 30, 2015.

Options Written/Purchased. The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised.

The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

The Fund employed an active strategy of purchasing and writing options in accordance with its investment strategy. The cost of purchased options and the premiums received for written options that are presented in the Schedule of Investments are representative of the volume of activity during the six-month period ended November 30, 2015.

(Unaudited) 23

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Written options transactions entered into during the six-month period ended November 30, 2015 are summarized as follows:

	Number of Contracts	Premium
Balance at the beginning of the period	(1,712)	$(119,115)
Written	(11,511)	(1,537,590)
Expired	2,350	156,784
Closing buys	10,216	1,449,440
Balance at the end of the period	(657)	$(50,481)

Securities Sold Short. The Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Advisor believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. Upon entering into a short position, the Fund records the proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

Short sales are collateralized by pledged securities held at the custodian, US Bank N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Federal Funds Rate plus 75 basis points on the amount of any shortfall in the required cash margin.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the

24 CCM Alternative Income Fund

amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-month period ended November 30, 2015 were as follows:

	Shares	Amount
Institutional Shares
Shares issued	298,280	$2,951,736
Shares reinvested	52,594	514,272
Shares redeemed	(220,172)	(2,174,767)
Net Increase	130,702	$1,291,241

Transactions in shares of the Fund for the fiscal year ended May 31, 2015 were as follows:

	Shares	Amount
Institutional Shares
Shares issued	1,731,944	$17,929,407
Shares reinvested	71,198	731,243
Shares redeemed	(287,299)	(2,940,747)
Net Increase	1,515,843	$15,719,903

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, short sales, purchases to cover, and futures, by the Fund for the six-month period ended November 30, 2015, were as follows:

Purchases:
U.S. Government	$—
Other	18,753,977
Sales and Maturities:
U.S. Government	$32,294
Other	15,971,849

(Unaudited) 25

At November 30, 2015, the cost of investments for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$37,688,096
Gross unrealized appreciation	1,402,256
Gross unrealized depreciation	(933,309)
Net appreciation on investments	$468,947

At November 30, 2015, the cost of securities sold short for income tax purposes and the gross unrealized appreciation (depreciation) of securities sold short for tax purposes was as follows:

Cost of securities sold short	$6,632,821
Gross unrealized appreciation	349,501
Gross unrealized depreciation	(181,046)
Net appreciation on securities sold short	$168,455

Note 4 – DERIVATIVE TRANSACTIONS

Derivative instruments and hedging activities require enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. The period-end fair values on the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses as disclosed on the Statement of Operations are generally indicative of the volume of the Fund’s derivative activity for the period.

The fair value of derivative instruments as of November 30, 2015, was as follows:

	Statement of Assets and Liabilities Location	Asset Derivatives	Liability Derivatives
Currency contracts	Net unrealized depreciation on futures contracts	$10,740	$—
Interest rate contracts	Net unrealized appreciation (depreciation) on futures contracts	6,510	(118,693)
Equity contracts	Net unrealized depreciation on futures contracts	—	(112,498)
	Options purchased, at value/Options written, at value	61,402	(19,303)
		$78,652	$(250,494)

26 CCM Alternative Income Fund

The effect of derivative instruments on the Statement of Operations for the six-month period ended November 30, 2015, was as follows:

The amount of realized and unrealized gain (loss) on derivatives:

	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Total
Currency contracts Futures Contracts	$43,321	$29,562	$72,883
Interest rate contracts Futures Contracts	(367,475)	(60,498)	(427,973)
Equity contracts Futures Contracts	44,626	107,449	152,075
Options	(237,463)	(98,397)	(335,860)
	$(516,991)	$(21,884)	$(538,875)

In accordance with Accounting Standards Update (“ASU”) 2013-01, Balance Sheet (Topic 210), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, the Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

The following table summarizes the disclosure requirements of ASU 2013-01:

Offsetting the Financial Assets and Derivative Assets
As of November 30, 2015				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
JPMorgan	$11,821	$(11,821)	$—	$—	$—	$—
Total	$11,821	$(11,821)	$—	$—	$—	$—

Offsetting the Financial Liabilities and Derivative Liabilities
As of November 30, 2015				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
JPMorgan	$(15,343)	$11,821	$(3,522)	$—	$799,020	$795,498
Total	$(15,343)	$11,821	$(3,522)	$—	$799,020	$795,498

(Unaudited) 27

Note 5 – ADVISORY, SUB-ADVISORY AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 1.00% of the Fund’s average daily net assets. For the six-month period ended November 30, 2015, the Advisor was entitled to receive advisory fees of $154,700. The Advisor waived $10,947 of these fees.

The Board of Trustees of the Trust has approved Badge Investment Partners LLC (the “Sub-Advisor”) to provide sub-advisory services with respect to the Fund pursuant to a Sub-Advisory Agreement between the Advisor and Sub-Advisor. The Advisor pays the Sub-Advisor out of the advisory fee the Advisor receives for managing the Fund. The Advisor provides certain support services to the Sub-Advisor in return for a portion of the Sub-Advisor’s gross revenue. For the six-month period ended November 30, 2015, the Advisor paid the Sub-Advisor $73,757 in sub-advisory fees.

The Trust has adopted a Services Plan with respect to the Fund’s Institutional Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Institutional Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Institutional Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.20% under the Services Plan for personal liaison and administrative support services through May 31, 2016. For the six-month period ended November 30, 2015, the Fund incurred expenses under the Services Plan of $30,940.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2016 to the extent total annualized expenses (excluding acquired fund fees and expenses and dividend expenses and prime broker fees on securities sold short) exceed 1.60% of the average daily net assets of the Institutional Shares. The Advisor may not recoup waived fees and reimbursed expenses.

The President, Treasurer and Chief Compliance Officer of the Fund are affiliated with the Advisor.

Note 6 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

28 CCM Alternative Income Fund

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of May 31, 2015, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, were reclassified to/from the following accounts:

This reclassification had no effect on net asset value per share.

Increase Undistributed Net Investment Income	Increase Accumulated Net Realized Gain	Decrease Paid-in Capital
$20,932	$25,774	$(46,706)

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2015	Fiscal Year Ended May 31, 2014
Distributions declared from:
Ordinary income	$889,174	$(192,553)
Return of Capital	45,847	—
Total Distributions	$935,021	$(192,553)

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2015, the components of accumulated losses on a tax basis were as follows:

Capital loss carryforwards	$(180,122)
Post-October losses	(1,315,318)
Other temporary differences	(147,554)
Unrealized appreciation, net	1,237,578
Accumulated losses, net	$(405,416)

(Unaudited) 29

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. As of May 31, 2015, the Fund had capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$—	$180,122	$180,122

Note 7 – CONCENTRATION/RISK

The Fund, in pursuing its investment objective, is subject to risks. The following is a summary of certain of the risks, and a more complete list can be found in the Fund’s most recent prospectus:

Arbitrage or Fundamental Risk: Employing arbitrage strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Derivatives Risk: The use of derivative instruments exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include forward contracts, futures contracts, options (both written and purchased), swaps and options on futures and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Leverage Risk: The Fund may make investments in futures contracts, swaps and other derivative instruments. The futures contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating

30 CCM Alternative Income Fund

additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Short Sale Risk: Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Note 8 –SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

(Unaudited) 31

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

THIS PAGE INTENTIONALLY LEFT BLANK.

Administrator and Transfer Agent:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Grant Thornton LLP

757 Third Avenue

New York, NY 10017

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the

Board of Trustees

Burton Emmer, Trustee

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccmfixedincome.com

COMMUNITY CAPITAL TRUST

THE COMMUNITY

REINVESTMENT ACT

QUALIFIED INVESTMENT FUND

(THE “FUND”)

November 30, 2015

1

TABLE OF CONTENTS

Manager's Discussion & Analysis	2
Fund Profile	3
Expenses	4
Schedule of Investments	5
Statement of Assets and Liabilities	26
Statement of Operations	27
Statements of Changes in Net Assets	28
Financial Highlights	30
Notes to Financial Statements	33

2 The Community Reinvestment Act Qualified Investment Fund

Manager’s Discussion & Analysis

For the six-month period ended November 30, 2015, the CRA Shares class delivered total returns of 0.50%, the Institutional Shares class delivered total returns of 0.73% and the Retail Shares class delivered total returns of 0.56%. For the same period, the Barclays US Aggregate Bond Index returned 0.36%.

The yield curve flattened during the six-month period ended November 30, 2015. The 10-year Treasury yield increased from 2.12% to 2.21% while the 2-year note increased from 0.25% to 0.48%.

Economic signals were mixed during the period as employment showed signs of improvement despite a mild slowdown in the GDP growth rate. GDP growth declined to a 2.0% annualized rate in November, down from 3.9% in August. The unemployment rate improved marginally from 5.1% to 5.0% and labor market utilization continued to see incremental improvement. Equity markets were volatile as the S&P 500 index declined by over 10% in August, only to fully recover by the end of November.

The Federal Reserve (the “Fed”) kept rates the same through the period but hinted that a rate rise could be coming shortly as the economy continues to improve.

Total return figures represent past performance and do not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

The Community Reinvestment Act Qualified Investment Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

(Unaudited) 3

Fund Profile November 30, 2015

Top Ten Holdings*
(% of Net Assets)

GNMA Multifamily, 4.85%, 08/15/2055	1.15%
FNMA Single Family, 3.50%, 07/01/2045	1.04%
FNMA Single Family, 3.50%, 07/01/2045	0.94%
GNMA Multifamily, 2.35%, 04/16/2047	0.71%
FNMA Single Family, 3.50%, 09/01/2045	0.71%
FNMA Single Family, 3.50%, 05/01/2045	0.70%
GNMA Multifamily, 3.10%, 09/15/2055	0.68%
FNMA Single Family, 3.50%, 06/01/2045	0.67%
FNMA Single Family, 4.00%, 07/01/2044	0.64%
FNMA Single Family, 5.00%, 07/01/2040	0.63%
7.87%

Asset Allocation
(% of Net Assets)

1.43%
Corporate Bond	0.36%
FGLMC Single Family	1.28%
FHA Project Loans	0.86%
FNMA Multifamily	17.07%
FNMA Single Family	26.35%
GNMA Multifamily	23.54%
GNMA Single Family	3.63%
HUD	0.83%
Miscellaneous Investment	0.05%
Money Market Fund	3.17%
Municipal Bond	18.18%
Small Business Administration	4.10%
Small Business Administration Participation Certificates	0.01%
USDA Loan	0.08%
Liabilities in Excess of Other Assets	(0.94)%
100.00%

*	Excludes Short-Term Investments

4 The Community Reinvestment Act Qualified Investment Fund

Expenses November 30, 2015

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2015 and held for the six-month period ended November 30, 2015.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During Period* June 1, 2015 Through November 30, 2015
Actual	CRA Shares	$1,000.00	$1,005.00	$4.61
	Institutional Shares	1,000.00	1,007.30	2.36
	Retail Shares	1,000.00	1,005.60	4.11
Hypothetical	CRA Shares	$1,000.00	$1,020.40	$4.65
(5% return	Institutional Shares	1,000.00	1,022.65	2.38
before expenses)	Retail Shares	1,000.00	1,020.90	4.14

*

Expenses are equal to the annualized expense ratios of 0.92%, 0.47%, and 0.82% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 0.50%, 0.73% and 0.56% for the period June 1, 2015 to November 30, 2015 for CRA Shares, Institutional Shares and Retail Shares, respectively.

(Unaudited) 5

Schedule of Investments November 30, 2015

	Principal Amount	Value
CORPORATE BONDS - 0.36%
Salvation Army
5.50%, 09/01/2018	$1,375,000	$1,480,105
5.64%, 09/01/2026	4,400,000	4,813,600
TOTAL CORPORATE BONDS (Cost $5,741,178)		6,293,705

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 77.75%
FGLMC Single Family - 1.28%
Pool Q16506, 3.00%, 02/01/2043	275,512	276,946
Pool Q06793, 3.50%, 03/01/2042	267,122	277,271
Pool Q07121, 3.50%, 04/01/2042	750,234	777,185
Pool Q07147, 3.50%, 04/01/2042	108,895	113,033
Pool Q07398, 3.50%, 04/01/2042	218,824	227,138
Pool Q07899, 3.50%, 05/01/2042	321,039	332,856
Pool Q08196, 3.50%, 05/01/2042	244,382	252,838
Pool Q08758, 3.50%, 06/01/2042	828,299	859,682
Pool Q09142, 3.50%, 06/01/2042	894,186	928,165
Pool Q09347, 3.50%, 07/01/2042	783,619	813,393
Pool Q37430, 3.50%, 11/01/2045	5,623,293	5,817,965
Pool A95574, 4.00%, 12/01/2040	233,885	248,653
Pool A97097, 4.00%, 02/01/2041	337,035	357,430
Pool A97712, 4.00%, 03/01/2041	687,095	732,299
Pool Q03658, 4.00%, 10/01/2041	617,491	655,604
Pool Q04226, 4.00%, 10/01/2041	330,434	350,094
Pool A91363, 4.50%, 03/01/2040	605,542	658,372
Pool A91756, 4.50%, 03/01/2040	503,695	548,358
Pool A92905, 4.50%, 06/01/2040	411,283	446,914
Pool A93467, 4.50%, 08/01/2040	311,869	338,546
Pool Q01597, 4.50%, 05/01/2041	695,533	752,303
Pool Q02377, 4.50%, 07/01/2041	287,897	310,658
Pool A68734, 5.00%, 07/01/2037	22,128	24,233
Pool A91364, 5.00%, 03/01/2040	449,481	494,609
Pool A91757, 5.00%, 04/01/2040	175,483	192,318
Pool A92906, 5.00%, 07/01/2040	514,207	569,355
Pool A56707, 5.50%, 01/01/2037	73,642	81,714
Pool A58653, 5.50%, 03/01/2037	280,312	311,041
Pool A68746, 5.50%, 10/01/2037	154,396	171,301
Pool A76192, 5.50%, 04/01/2038	316,070	352,126
Pool A76444, 5.50%, 04/01/2038	204,689	227,104
Pool A78742, 5.50%, 06/01/2038	1,326,830	1,476,494
Pool A83074, 5.50%, 11/01/2038	146,609	162,638
Pool G06072, 6.00%, 06/01/2038	921,704	1,041,580
Pool G06073, 6.50%, 10/01/2037	1,052,504	1,251,737
		22,431,953
FHA Project Loans - 0.86%
Pool Mill Pond Apartments, 6.00%, 03/01/2047 (a)	3,023,830	3,176,896
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,732,265	6,111,345
Pool Canton, 6.49%, 06/01/2046 (a)	4,614,357	4,709,819
Pool 023-98146, 6.51%, 07/01/2047 (a)	614,328	646,623
Pool A35271, 6.95%, 06/01/2035 (a)	288,644	289,233
Pool Reilly, 7.43%, 08/25/2021 (a)	111,927	112,019
		15,045,935

The accompanying notes are an integral part of the financial statements.

6 The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
FNMA Multifamily - 17.07%
Pool AM8728, 0.49%, 05/01/2025 (b)	$5,938,486	$5,936,372
Pool AM4462, 0.63%, 11/01/2023 (b)	1,931,467	1,943,760
Pool AM4701, 0.68%, 11/01/2023 (b)	7,255,000	7,241,687
Pool AM6550, 1.21%, 01/01/2019	341,441	342,131
Pool AM1758, 1.69%, 12/01/2019	1,427,696	1,418,150
Pool AM2208, 1.81%, 01/01/2020	710,934	708,864
Pool 471480, 1.93%, 06/01/2017	2,519,149	2,548,764
Pool AM1082, 2.21%, 10/01/2019	4,925,098	4,924,224
Pool 471510, 2.29%, 06/01/2019	1,644,923	1,677,245
Pool AM1363, 2.29%, 11/01/2022	2,317,550	2,306,682
Pool AM2024, 2.30%, 01/01/2023	1,038,701	1,036,465
Pool AM2274, 2.31%, 01/01/2023	1,901,398	1,892,589
Pool AM1114, 2.34%, 11/01/2022	3,543,674	3,537,643
Pool AM0344, 2.41%, 08/01/2022	5,747,146	5,758,001
Pool 470149, 2.42%, 02/01/2019	1,500,884	1,540,700
Pool AM3179, 2.42%, 04/01/2023	7,862,322	7,838,941
Pool AM0671, 2.45%, 09/01/2022	3,892,302	3,949,320
Pool AM1718, 2.46%, 02/01/2023	953,430	958,575
Pool AM2198, 2.48%, 01/01/2023	1,961,947	1,971,550
Pool AM3905, 2.57%, 07/01/2018	607,924	621,908
Pool AM8256, 2.57%, 03/01/2025	4,800,000	4,695,065
Pool AM8016, 2.60%, 02/01/2022	2,242,921	2,281,603
Pool 471831, 2.65%, 10/01/2022	1,209,727	1,226,417
Pool AM8148, 2.68%, 03/01/2027	5,000,000	4,875,063
Pool AM0043, 2.71%, 07/01/2022	357,722	364,183
Pool 469829, 2.72%, 12/01/2018	280,326	289,701
Pool 466487, 2.77%, 11/01/2017	3,998,705	4,095,854
Pool AM9007, 2.78%, 05/01/2025	992,007	993,254
Pool 468194, 2.80%, 06/01/2016	3,081,107	3,084,229
Pool AM8561, 2.82%, 04/01/2025	3,465,572	3,482,364
Pool 466009, 2.84%, 09/01/2017	1,829,954	1,871,672
Pool AM0414, 2.87%, 09/01/2027	2,250,000	2,211,657
Pool AM6234, 2.88%, 07/01/2021	2,187,328	2,263,630
Pool 471460, 2.88%, 06/01/2022	1,650,951	1,696,764
Pool 471204, 2.90%, 05/01/2022	789,666	812,573
Pool AM7627, 2.95%, 01/01/2025	8,000,000	8,097,223
Pool 471372, 2.96%, 05/01/2022	376,160	388,318
Pool AM7593, 2.96%, 01/01/2025	1,000,000	1,014,264
Pool AM8317, 2.96%, 03/01/2025	198,076	200,790
Pool AM9592, 2.97%, 01/01/2023	1,833,786	1,891,843
Pool AM3663, 2.97%, 07/01/2023	963,991	993,018
Pool PNC-1396 PT, 2.98%, 12/25/2025 (a)	1,650,000	1,655,542
Pool Long Grove, 3.01%, 12/01/2025 (a)	2,400,000	2,423,455
Pool AM7831, 3.04%, 01/01/2025	2,000,000	2,040,030
Pool 470211, 3.06%, 12/01/2021	2,346,679	2,436,243
Pool 470607, 3.08%, 03/01/2022	211,693	219,964
Pool 470619, 3.10%, 03/01/2022	1,658,177	1,727,988
Pool 470756, 3.12%, 03/01/2022	281,906	281,585
Pool 471117, 3.12%, 05/01/2022	516,479	537,744
Pool 471333, 3.12%, 08/01/2022	3,738,084	3,899,630
Pool AM9429, 3.12%, 07/01/2025	1,492,223	1,529,181
Pool AM6769, 3.15%, 09/01/2024	2,948,484	3,039,034
Pool AM7796, 3.16%, 02/01/2022	1,952,558	2,035,180
Pool AM8227, 3.21%, 03/01/2033	2,123,500	2,112,142

The accompanying notes are an integral part of the financial statements.

(Unaudited) 7

	Principal Amount	Value
Pool AM9393, 3.23%, 07/01/2025	$3,980,814	$4,109,232
Pool AM9780, 3.31%, 03/01/2031	1,497,415	1,564,897
Pool AM6620, 3.34%, 08/01/2024	2,060,220	2,147,238
Pool 470035, 3.36%, 01/01/2022	423,397	447,089
Pool 470414, 3.37%, 01/01/2022	471,539	480,000
Pool AM9804, 3.39%, 11/01/2030	5,320,000	5,391,265
Pool AM9489, 3.40%, 07/01/2030	4,981,839	5,172,519
Pool AM5883, 3.41%, 05/01/2024	1,390,746	1,456,653
Pool AM5986, 3.44%, 06/01/2026	5,000,000	5,200,844
Pool AN0092, 3.45%, 11/01/2032	3,800,000	3,894,823
Pool 469683, 3.54%, 11/01/2021	1,640,429	1,738,133
Pool AM6060, 3.55%, 06/01/2029	1,959,507	2,031,867
Pool 471656, 3.60%, 06/01/2030	774,576	805,680
Pool AM7220, 3.60%, 11/01/2032	1,036,222	1,073,867
Pool AM4667, 3.69%, 11/01/2023	1,169,771	1,247,383
Pool 466856, 3.74%, 12/01/2020	1,726,378	1,846,347
Pool AM7937, 3.77%, 06/01/2045	994,094	1,068,688
Pool AM3096, 3.79%, 05/01/2043	377,865	396,129
Pool 469075, 3.82%, 09/01/2021	705,581	760,531
Pool AM9376, 3.83%, 07/01/2045	497,816	523,663
Pool 466973, 3.85%, 01/01/2021	2,198,369	2,384,309
Pool 469548, 3.90%, 11/01/2021	1,666,168	1,796,341
Pool 469094, 3.90%, 09/01/2026	198,960	214,974
Pool 468980, 3.95%, 09/01/2021	750,888	813,447
Pool 468263, 3.98%, 06/01/2021	4,682,057	5,070,910
Pool 468648, 4.00%, 07/01/2021	2,334,252	2,532,312
Pool AM3918, 4.03%, 09/01/2028	1,000,000	1,098,770
Pool 467985, 4.08%, 05/01/2018	1,789,592	1,885,326
Pool AM4154, 4.08%, 08/01/2025	1,043,009	1,136,619
Pool 465585, 4.10%, 07/01/2020	1,019,085	1,107,380
Pool 466934, 4.10%, 01/01/2021	476,731	517,531
Pool AM2974, 4.10%, 04/01/2043	1,142,202	1,241,082
Pool 468410, 4.13%, 06/01/2021	353,033	384,547
Pool 470044, 4.15%, 01/01/2027	2,468,478	2,695,953
Pool AM5197, 4.20%, 01/01/2030	3,274,504	3,575,203
Pool 465435, 4.22%, 07/01/2020	441,231	479,658
Pool 467052, 4.23%, 01/01/2021	934,812	1,019,025
Pool 467899, 4.23%, 04/01/2021	441,531	482,413
Pool 469501, 4.28%, 11/01/2029	1,325,154	1,464,642
Pool 467460, 4.33%, 04/01/2021	747,445	820,068
Pool 464304, 4.36%, 01/01/2020	3,022,349	3,282,695
Pool AM5386, 4.37%, 03/01/2030	1,079,432	1,222,879
Pool 463873, 4.38%, 11/01/2019	411,121	445,372
Pool 464855, 4.38%, 04/01/2020	895,592	975,257
Pool 464772, 4.41%, 03/01/2020	1,806,900	1,970,311
Pool 467315, 4.46%, 02/01/2021	9,358,560	10,308,719
Pool 467732, 4.57%, 04/01/2021	279,982	314,377
Pool 465256, 4.65%, 06/01/2020	1,982,642	2,196,147
Pool 469625, 4.68%, 11/01/2041	2,422,477	2,798,711
Pool 464133, 4.85%, 01/01/2025	2,039,317	2,324,347
Pool 387517, 5.02%, 08/01/2020	622,171	691,560
Pool 463944, 5.06%, 12/01/2024	2,010,786	2,321,368
Pool 873236, 5.09%, 02/01/2016	503,892	503,720
Pool 466907, 5.13%, 03/01/2026	398,649	465,419
Pool 387215, 5.19%, 01/01/2023	444,214	500,503

The accompanying notes are an integral part of the financial statements.

8 The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 465394, 5.20%, 03/01/2026	$536,486	$617,314
Pool 385993, 5.23%, 04/01/2021	3,573,725	3,940,149
Pool 463895, 5.25%, 10/01/2025	3,207,610	3,746,826
Pool 468996, 5.27%, 06/01/2029	1,183,351	1,336,466
Pool 468520, 5.29%, 01/01/2028	1,413,526	1,650,728
Pool 958081, 5.36%, 01/01/2019	2,967,227	3,275,673
Pool 873470, 5.42%, 03/01/2016	1,482,670	1,492,987
Pool 464523, 5.51%, 07/01/2024	1,054,765	1,255,864
Pool 874487, 5.52%, 05/01/2025	504,196	602,592
Pool 463144, 5.54%, 08/01/2024	1,458,186	1,658,430
Pool 873550, 5.55%, 04/01/2024	230,318	269,033
Pool 463000, 5.58%, 08/01/2021	1,256,370	1,399,557
Pool 467505, 5.66%, 03/01/2023	823,867	974,787
Pool 874481, 5.75%, 04/01/2022	3,516,860	4,009,472
Pool 463507, 5.76%, 03/01/2027	3,385,297	4,035,662
Pool 873731, 5.88%, 07/01/2023	1,226,687	1,408,164
Pool 465990, 5.94%, 07/01/2027	467,569	561,316
Pool 387005, 5.95%, 06/01/2022	351,720	407,561
Pool 873949, 5.95%, 09/01/2024	1,268,575	1,447,683
Pool 463657, 5.96%, 10/01/2027	1,122,209	1,359,816
Pool 463839, 5.96%, 11/01/2027	663,590	796,967
Pool 873679, 6.10%, 06/01/2024	445,443	517,036
Pool 467914, 6.10%, 04/01/2041	523,960	651,980
Pool 463997, 6.12%, 12/01/2027	962,879	1,103,348
Pool 958614, 6.22%, 04/01/2027	366,787	434,363
Pool 464836, 6.23%, 03/01/2028	1,713,719	1,978,026
Pool 465259, 6.29%, 04/01/2028	1,264,450	1,466,517
Pool 385229, 6.33%, 09/01/2017	1,074,491	1,132,304
Pool 465260, 6.33%, 06/01/2028	1,550,477	1,801,349
Pool 464254, 6.34%, 11/01/2027	2,532,727	2,872,731
Pool 464969, 6.34%, 04/01/2028	2,572,189	3,078,600
Pool 464890, 6.37%, 04/01/2028	1,462,515	1,681,464
Pool 874736, 6.43%, 10/01/2025	448,355	518,229
Pool 464632, 6.50%, 02/01/2028	486,268	596,152
Pool 465588, 6.55%, 07/01/2028	588,949	730,627
Pool 466756, 6.59%, 12/01/2028	1,792,710	2,287,949
Pool 464473, 6.60%, 02/01/2040	1,068,496	1,343,812
Pool 464573, 6.72%, 02/01/2040	2,252,074	2,719,519
Pool 466595, 6.78%, 11/01/2025	3,677,515	4,515,123
Pool 469854, 8.26%, 12/01/2026	1,605,558	1,966,125
		298,961,818
FNMA Single Family - 26.35%
Pool AB5779, 3.00%, 07/01/2042	273,311	275,378
Pool AB6333, 3.00%, 09/01/2042	1,082,140	1,090,159
Pool AP7482, 3.00%, 09/01/2042	840,249	847,129
Pool AP9712, 3.00%, 09/01/2042	936,899	944,279
Pool AB6817, 3.00%, 10/01/2042	346,590	349,213
Pool AB7486, 3.00%, 12/01/2042	2,119,017	2,133,726
Pool AR5591, 3.00%, 01/01/2043	465,318	467,685
Pool AB8571, 3.00%, 02/01/2043	2,377,085	2,395,071
Pool AR1739, 3.00%, 02/01/2043	219,785	221,297
Pool AT1983, 3.00%, 04/01/2043	2,746,068	2,765,154
Pool AB9496, 3.00%, 05/01/2043	640,577	645,025
Pool AR6415, 3.00%, 05/01/2043	1,598,848	1,609,957
Pool AT0343, 3.00%, 05/01/2043	1,349,709	1,359,089

The accompanying notes are an integral part of the financial statements.

(Unaudited) 9

	Principal Amount	Value
Pool TBA, 3.50%, 12/01/2040	$5,438,095	$5,632,252
Pool AO3210, 3.50%, 06/01/2042	790,985	821,014
Pool AP2097, 3.50%, 08/01/2042	349,222	362,377
Pool AS0092, 3.50%, 07/01/2043	1,842,764	1,911,919
Pool AU1769, 3.50%, 08/01/2043	2,274,298	2,358,949
Pool AX3104, 3.50%, 09/01/2044	1,235,813	1,280,988
Pool AX0901, 3.50%, 10/01/2044	3,819,011	3,958,453
Pool AS3724, 3.50%, 11/01/2044	6,638,893	6,881,296
Pool AX2559, 3.50%, 11/01/2044	2,777,219	2,880,539
Pool AS3925, 3.50%, 12/01/2044	1,766,354	1,830,848
Pool AX4858, 3.50%, 12/01/2044	6,535,562	6,774,192
Pool AY1745, 3.50%, 12/01/2044	1,176,950	1,219,924
Pool AS4238, 3.50%, 01/01/2045	1,287,170	1,334,168
Pool AX7551, 3.50%, 01/01/2045	3,053,040	3,164,514
Pool AS4392, 3.50%, 02/01/2045	1,253,721	1,299,497
Pool AY4388, 3.50%, 02/01/2045	1,947,509	2,021,191
Pool AS4536, 3.50%, 03/01/2045	4,592,072	4,759,741
Pool AX9585, 3.50%, 03/01/2045	4,419,568	4,580,938
Pool AY5019, 3.50%, 03/01/2045	4,408,005	4,568,953
Pool AS4738, 3.50%, 04/01/2045	10,246,945	10,621,088
Pool AY1387, 3.50%, 04/01/2045	2,628,877	2,724,864
Pool AS4913, 3.50%, 05/01/2045	11,850,279	12,282,964
Pool AY3458, 3.50%, 05/01/2045	8,506,677	8,817,279
Pool AY8252, 3.50%, 05/01/2045	2,416,602	2,504,838
Pool AY8271, 3.50%, 05/01/2045	1,938,658	2,009,444
Pool AS5117, 3.50%, 06/01/2045	11,349,669	11,764,076
Pool AZ2274, 3.50%, 06/01/2045	4,454,075	4,616,705
Pool AZ2316, 3.50%, 06/01/2045	3,338,353	3,460,245
Pool AS5351, 3.50%, 07/01/2045	17,513,138	18,152,588
Pool AZ0805, 3.50%, 07/01/2045	15,883,933	16,463,897
Pool AZ5686, 3.50%, 07/01/2045	3,315,165	3,436,210
Pool AS5579, 3.50%, 08/01/2045	6,981,711	7,236,632
Pool AZ5696, 3.50%, 08/01/2045	1,427,304	1,479,419
Pool AS5767, 3.50%, 09/01/2045	11,995,125	12,433,098
Pool AZ2904, 3.50%, 09/01/2045	6,423,052	6,657,574
Pool AZ9193, 3.50%, 09/01/2045	2,886,268	2,991,654
Pool AS5917, 3.50%, 10/01/2045	9,396,947	9,740,055
Pool AZ4755, 3.50%, 10/01/2045	4,783,221	4,961,680
Pool AS6127, 3.50%, 11/01/2045	6,329,855	6,560,974
Pool AS6309, 3.50%, 12/01/2045	7,311,338	7,578,294
Pool AC1837, 4.00%, 08/01/2039	433,915	462,089
Pool AE5434, 4.00%, 10/01/2040	511,448	543,818
Pool AE9905, 4.00%, 10/01/2040	581,308	618,083
Pool AE7634, 4.00%, 11/01/2040	750,233	799,074
Pool AE7705, 4.00%, 11/01/2040	452,214	480,570
Pool AE8205, 4.00%, 11/01/2040	395,402	420,465
Pool AE8779, 4.00%, 12/01/2040	134,860	143,373
Pool AH0540, 4.00%, 12/01/2040	104,102	110,482
Pool AH2978, 4.00%, 01/01/2041	543,867	578,428
Pool AH2979, 4.00%, 01/01/2041	321,767	343,457
Pool AH5274, 4.00%, 01/01/2041	1,124,563	1,194,654
Pool AH5643, 4.00%, 01/01/2041	614,959	655,182
Pool AH5665, 4.00%, 02/01/2041	974,726	1,038,371
Pool AH5670, 4.00%, 02/01/2041	602,657	640,964
Pool AH5671, 4.00%, 02/01/2041	596,615	634,454

The accompanying notes are an integral part of the financial statements.

10 The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AH5672, 4.00%, 02/01/2041	$328,417	$348,546
Pool AH6770, 4.00%, 03/01/2041	453,912	481,733
Pool AH7282, 4.00%, 03/01/2041	731,991	778,468
Pool AH8877, 4.00%, 04/01/2041	343,743	367,025
Pool AI0124, 4.00%, 04/01/2041	91,249	97,048
Pool AI9871, 4.00%, 09/01/2041	1,221,936	1,299,555
Pool AJ3460, 4.00%, 09/01/2041	383,927	407,458
Pool AJ4024, 4.00%, 10/01/2041	724,107	768,487
Pool AJ5285, 4.00%, 11/01/2041	839,885	893,275
Pool AJ7662, 4.00%, 12/01/2041	894,989	951,806
Pool AU9998, 4.00%, 09/01/2043	2,188,723	2,323,973
Pool AS0716, 4.00%, 10/01/2043	5,021,412	5,330,886
Pool AU6713, 4.00%, 10/01/2043	1,624,374	1,727,864
Pool AU6721, 4.00%, 10/01/2043	3,968,964	4,214,214
Pool AU8404, 4.00%, 10/01/2043	1,318,396	1,400,418
Pool AV0191, 4.00%, 10/01/2043	606,983	644,185
Pool AV0214, 4.00%, 10/01/2043	1,179,183	1,252,059
Pool AS0929, 4.00%, 11/01/2043	4,387,466	4,656,373
Pool AU6992, 4.00%, 11/01/2043	1,630,599	1,740,707
Pool AU6999, 4.00%, 11/01/2043	2,656,455	2,824,816
Pool AU7007, 4.00%, 11/01/2043	5,876,173	6,237,640
Pool AS1368, 4.00%, 12/01/2043	4,358,360	4,625,484
Pool AV0670, 4.00%, 12/01/2043	7,838,439	8,318,856
Pool AS1427, 4.00%, 01/01/2044	1,671,496	1,780,256
Pool AV2348, 4.00%, 01/01/2044	4,761,095	5,054,859
Pool AV6342, 4.00%, 01/01/2044	1,947,154	2,068,842
Pool AW0278, 4.00%, 01/01/2044	2,222,604	2,363,884
Pool AS1671, 4.00%, 02/01/2044	1,502,440	1,594,851
Pool AV5020, 4.00%, 02/01/2044	6,838,379	7,259,177
Pool AS1877, 4.00%, 03/01/2044	1,138,486	1,210,856
Pool AV7087, 4.00%, 03/01/2044	6,607,982	7,014,161
Pool AS2127, 4.00%, 04/01/2044	1,816,917	1,928,275
Pool AV7157, 4.00%, 04/01/2044	6,527,448	6,928,250
Pool AW0985, 4.00%, 05/01/2044	7,165,843	7,605,396
Pool AW3597, 4.00%, 06/01/2044	6,107,179	6,481,764
Pool AW5358, 4.00%, 06/01/2044	1,328,043	1,411,482
Pool AW6680, 4.00%, 06/01/2044	2,364,867	2,510,032
Pool AS2826, 4.00%, 07/01/2044	10,595,989	11,245,953
Pool AW8968, 4.00%, 07/01/2044	2,955,012	3,136,124
Pool AS3009, 4.00%, 08/01/2044	5,468,527	5,804,050
Pool AW8540, 4.00%, 08/01/2044	4,569,597	4,849,752
Pool AW9273, 4.00%, 08/01/2044	1,660,967	1,762,882
Pool AS3247, 4.00%, 09/01/2044	2,515,809	2,670,003
Pool AS3493, 4.00%, 10/01/2044	2,257,134	2,395,473
Pool AX0902, 4.00%, 10/01/2044	2,978,923	3,161,673
Pool AX3165, 4.00%, 10/01/2044	3,137,281	3,329,564
Pool AS3951, 4.00%, 11/01/2044	932,609	989,768
Pool AX2558, 4.00%, 11/01/2044	1,008,279	1,072,379
Pool AX4856, 4.00%, 12/01/2044	2,626,650	2,798,497
Pool AX7550, 4.00%, 12/01/2044	1,083,794	1,152,025
Pool AY5025, 4.00%, 03/01/2045	3,979,754	4,224,041
Pool AY8277, 4.00%, 05/01/2045	1,299,313	1,379,207
Pool AZ5697, 4.00%, 08/01/2045	2,094,523	2,223,551
Pool AZ2921, 4.00%, 09/01/2045	1,177,820	1,252,701
Pool AZ9195, 4.00%, 09/01/2045	1,793,881	1,903,828

The accompanying notes are an integral part of the financial statements.

(Unaudited) 11

	Principal Amount	Value
Pool AC4095, 4.50%, 09/01/2039	$17,093	$18,514
Pool 890226, 4.50%, 08/01/2040	9,121,860	9,874,135
Pool AD8493, 4.50%, 08/01/2040	613,944	663,516
Pool AE3014, 4.50%, 09/01/2040	606,080	658,323
Pool AH5666, 4.50%, 01/01/2041	186,781	201,864
Pool AH5644, 4.50%, 02/01/2041	351,111	379,477
Pool AH6769, 4.50%, 03/01/2041	2,728,688	2,977,844
Pool AH7512, 4.50%, 03/01/2041	668,168	728,197
Pool AH8880, 4.50%, 04/01/2041	834,333	912,760
Pool AH8881, 4.50%, 04/01/2041	1,196,191	1,305,400
Pool AI0125, 4.50%, 04/01/2041	845,310	913,562
Pool AI2268, 4.50%, 04/01/2041	981,892	1,063,584
Pool AI3491, 4.50%, 06/01/2041	2,968,489	3,215,460
Pool AI5362, 4.50%, 06/01/2041	2,129,887	2,307,316
Pool AI6148, 4.50%, 07/01/2041	789,425	859,271
Pool AI6155, 4.50%, 07/01/2041	2,494,451	2,716,408
Pool AI8446, 4.50%, 07/01/2041	532,828	576,825
Pool AI8166, 4.50%, 08/01/2041	1,952,364	2,115,153
Pool AI8167, 4.50%, 08/01/2041	1,429,400	1,556,585
Pool AI9872, 4.50%, 09/01/2041	1,074,672	1,164,479
Pool AJ4025, 4.50%, 10/01/2041	968,751	1,049,706
Pool AV0226, 4.50%, 10/01/2043	686,182	745,113
Pool AV6346, 4.50%, 01/01/2044	879,701	953,818
Pool 890230, 5.00%, 07/01/2040	9,977,745	11,019,950
Pool AD8500, 5.00%, 08/01/2040	863,406	953,645
Pool AH6772, 5.00%, 03/01/2041	231,674	256,444
Pool AH8879, 5.00%, 04/01/2041	481,493	532,859
Pool AI3492, 5.00%, 06/01/2041	304,700	335,912
Pool AI6154, 5.00%, 07/01/2041	417,101	459,827
Pool 890246, 5.50%, 11/01/2038	3,267,022	3,661,840
Pool 890247, 6.00%, 09/01/2038	5,705,468	6,481,446
Pool 886136, 6.50%, 07/01/2036	193,974	222,315
Pool 900106, 6.50%, 08/01/2036	68,257	78,229
Pool 900649, 6.50%, 09/01/2036	148,321	169,992
Pool 947771, 6.50%, 09/01/2037	103,445	118,559
		461,404,717
GNMA Multifamily - 23.54%
Pool 2013-73, 0.98%, 12/16/2035	828,204	815,662
Pool 2013-45, 1.45%, 10/16/2040	1,285,673	1,269,083
Pool 2013-61 A, 1.45%, 01/16/2043	564,899	554,416
Pool 2013-30 A, 1.50%, 05/16/2042	1,490,910	1,463,341
Pool 2013-85 A, 1.55%, 09/16/2046	1,788,452	1,712,795
Pool 2013-7 AC, 1.60%, 03/16/2047	1,933,241	1,884,962
Pool 2012-27 A, 1.61%, 07/16/2039	1,184,255	1,165,902
Pool 2012-139 AB, 1.67%, 02/16/2053	430,527	409,636
Pool 2013-118, 1.70%, 06/16/2036	2,802,216	2,781,081
Pool 2013-50, 1.73%, 05/16/2045	1,645,100	1,575,417
Pool 2013-29 AB, 1.77%, 10/16/2045	1,266,004	1,228,458
Pool 2012-144 AD, 1.77%, 01/16/2053	2,264,960	2,190,633
Pool 2013-179 A, 1.80%, 07/16/2037	2,394,236	2,374,124
Pool 2012-99 AE, 1.80%, 02/16/2048	4,798,720	4,601,049
Pool 2013-12 AB, 1.83%, 11/16/2052	272,363	265,570
Pool 2013-72, 1.88%, 05/16/2046	5,599,697	5,440,180
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	1,897,962	1,841,465
Pool 2014-168 A, 1.90%, 06/16/2041	878,611	879,573

The accompanying notes are an integral part of the financial statements.

12 The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 2012-150 AB, 1.90%, 08/16/2044	$212,583	$208,862
Pool 2012-120 A, 1.90%, 02/16/2053	1,758,364	1,713,519
Pool 2014-52 A, 1.95%, 09/16/2036	857,461	861,098
Pool 2013-155 A, 1.95%, 03/16/2044	6,073,546	6,042,481
Pool 2012-83 AB, 1.98%, 05/16/2045	3,576,121	3,487,943
Pool 2013-176 AB, 2.00%, 11/16/2038	215,016	214,083
Pool 2013-107 A, 2.00%, 05/16/2040	159,932	158,372
Pool 2013-92 AB, 2.00%, 02/16/2043	1,582,077	1,582,310
Pool 2013-143, 2.00%, 04/16/2043	220,932	220,017
Pool 2013-176 AC, 2.00%, 03/16/2046	3,148,069	3,090,751
Pool 2013-128 AB, 2.00%, 10/16/2051	3,357,835	3,279,536
Pool 2012-72 AB, 2.03%, 02/16/2046	632,048	616,647
Pool AA7789, 2.04%, 11/15/2052	7,048,987	6,758,010
Pool 2012-112 AD, 2.09%, 02/16/2053	313,391	305,112
Pool 2012-114 A, 2.10%, 01/16/2053 (b)	625,379	613,525
Pool 2012-2 AB, 2.11%, 03/16/2037	992,885	993,801
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	322,936	313,341
Pool AA8478, 2.15%, 05/15/2035	374,126	370,506
Pool AA8479, 2.15%, 11/15/2035	776,109	767,912
Pool 2014-67 A, 2.15%, 05/16/2039	3,682,769	3,705,657
Pool 2014-13 BA, 2.15%, 06/16/2040	2,619,092	2,631,832
Pool 2012-70 AB, 2.18%, 08/16/2052	709,658	693,857
Pool 2011-58 A, 2.19%, 10/16/2033	73,911	74,047
Pool 2012-58 B, 2.20%, 03/16/2044	1,050,000	1,019,821
Pool 2014-78 A2, 2.20%, 04/16/2047	3,583,284	3,597,154
Pool 2013-94 AB, 2.20%, 03/16/2054	592,217	582,798
Pool 2011-31 A, 2.21%, 12/16/2035	389,918	390,585
Pool 2014-75 A, 2.21%, 06/16/2047	1,607,739	1,621,753
Pool 2012-78 AD, 2.22%, 03/16/2044	300,000	295,002
Pool AC5324, 2.23%, 09/15/2032	2,773,585	2,774,501
Pool 2012-111 AB, 2.25%, 09/16/2052	6,629,274	6,590,714
Pool 2014-29 AB, 2.30%, 01/16/2041	3,884,650	3,895,228
Pool 2014-130 CA, 2.30%, 11/16/2042	242,316	241,373
Pool 2014-135 CA, 2.30%, 01/16/2051	1,500,000	1,458,766
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	2,500,000	2,379,015
Pool 2015-125 AB, 2.35%, 04/16/2047	12,623,411	12,471,593
Pool 2014-15 AD, 2.40%, 08/16/2054 (b)	232,709	233,816
Pool 778465, 2.45%, 09/15/2047	1,742,967	1,770,081
Pool AC9553, 2.47%, 02/15/2048	9,554,683	9,618,102
Pool AE4484, 2.50%, 06/15/2048	4,044,142	4,080,605
Pool 2015-114 AD, 2.50%, 11/15/2051 (b)	3,609,755	3,617,202
Pool 2013-193 AE, 2.50%, 10/16/2054	2,569,540	2,564,556
Pool 2011-161 B, 2.53%, 07/16/2038	610,000	615,705
Pool 2014-164 AN, 2.54%, 03/16/2055 (b)	10,023,620	10,064,484
Pool 2013-126 A, 2.55%, 10/16/2047 (b)	5,571,956	5,530,467
Pool 2015-101 AE, 2.60%, 03/16/2052	2,287,746	2,283,822
Pool 2014-153 AC, 2.60%, 06/16/2055	3,750,001	3,781,751
Pool 2015-128 AJ, 2.60%, 11/16/2055	6,284,974	6,264,841
Pool 2015-160 AC, 2.60%, 01/01/2056 (b)	6,860,000	6,827,298
Pool 2015-67 AE, 2.60%, 10/16/2056 (b)	1,573,240	1,587,154
Pool 591746, 2.63%, 06/15/2048	837,995	854,202
Pool 2014-88 AH, 2.64%, 06/16/2054 (b)	1,587,480	1,601,001
Pool 2015-33 AH, 2.65%, 02/16/2045	4,366,420	4,436,383
Pool 2015-86 AC, 2.65%, 03/16/2050	4,869,117	4,919,165
Pool 2015-171 EA, 2.65%, 12/16/2052	100,000	100,193

The accompanying notes are an integral part of the financial statements.

(Unaudited) 13

	Principal Amount	Value
Pool AB8527, 2.65%, 04/15/2054	$2,235,934	$2,270,470
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	2,235,657	2,227,152
Pool 2014-125 A, 2.70%, 03/16/2047	1,956,316	1,984,155
Pool 2012-112 B, 2.70%, 01/16/2053	3,035,000	2,967,704
Pool 2014-175 AC, 2.70%, 08/15/2055	3,284,903	3,315,824
Pool AA1574, 2.73%, 07/15/2032	2,328,315	2,406,998
Pool AC3668, 2.73%, 04/15/2043	6,571,742	6,744,423
Pool 2015-108 A, 2.75%, 01/16/2056	1,495,579	1,518,226
Pool 2015-81 AE, 2.75%, 10/16/2056 (b)	3,769,168	3,795,578
Pool 2010-156 AC, 2.76%, 03/16/2039	1,108,726	1,119,353
Pool 2015-6 AH, 2.80%, 05/16/2045 (b)	3,653,815	3,697,446
Pool 2014-89 AB, 2.80%, 05/16/2054	2,554,887	2,594,605
Pool 2014-186 AH, 2.80%, 08/16/2054	5,191,394	5,253,701
Pool 2015-140 AC, 2.80%, 11/16/2056	3,245,014	3,209,565
Pool 2015-150 AE, 2.80%, 01/16/2057	1,349,195	1,356,883
Pool 2014-124 AH, 2.81%, 09/16/2049 (b)	3,932,063	3,982,521
Pool 2012-35 A, 2.83%, 10/16/2043	110,156	111,990
Pool 2014-14 AC, 2.84%, 10/16/2046 (b)	3,460,471	3,510,956
Pool 2014-157 AB, 2.85%, 08/16/2054 (b)	773,554	783,760
Pool 2014-187 AF, 2.85%, 12/16/2055 (b)	2,700,393	2,741,924
Pool AA2216, 2.87%, 01/15/2054	923,499	952,492
Pool 2015-48 AE, 2.90%, 02/16/2050 (b)	6,783,727	6,860,305
Pool 2015-7 AD, 2.90%, 01/16/2056 (b)	1,756,233	1,776,768
Pool 2015-73 AG, 2.90%, 07/16/2056	3,076,552	3,131,919
Pool AD6658, 2.97%, 01/15/2036	1,519,319	1,578,593
Pool 2011-27 B, 3.00%, 09/16/2034	495,000	503,768
Pool 2011-143 A, 3.00%, 07/16/2043	3,496,142	3,553,704
Pool 793935, 3.00%, 05/15/2047	283,722	294,736
Pool 777721, 3.00%, 07/15/2048	2,123,140	2,127,235
Pool 2014-135 AK, 3.00%, 08/16/2055 (b)	3,531,183	3,615,815
Pool 2015-47 B, 3.00%, 10/16/2055	3,600,000	3,570,061
Pool 2015-19 B, 3.00%, 07/16/2056 (b)	2,260,000	2,193,467
Pool 2015-22 B, 3.00%, 07/16/2056 (b)	2,875,000	2,813,658
Pool AF4094, 3.05%, 08/15/2035	3,642,654	3,799,928
Pool 2014-164 BA, 3.05%, 09/16/2052	1,500,000	1,519,291
Pool 2014-47 AG, 3.09%, 02/16/2048	1,562,421	1,599,058
Pool AE4487, 3.10%, 02/15/2047	711,343	744,385
Pool AK8205, 3.10%, 09/15/2055	11,415,856	11,921,378
Pool AG9159, 3.12%, 10/15/2049	3,933,914	4,122,120
Pool AK7838, 3.21%, 05/15/2042	2,959,603	3,138,642
Pool 2012-9 A, 3.22%, 05/16/2039	274,733	278,145
Pool AK7840, 3.25%, 03/15/2050	2,162,110	2,302,919
Pool AI1113, 3.37%, 01/15/2050	2,963,931	3,169,967
Pool AN9543, 3.45%, 11/15/2050	1,765,817	1,902,286
Pool 2014-155 DC, 3.48%, 10/01/2047 (b)	2,300,000	2,340,714
Pool 777717, 3.50%, 01/15/2033	1,049,691	1,125,638
Pool 2014-24 C, 3.50%, 10/16/2043 (b)	3,875,000	4,009,922
Pool 2014-61 A, 3.50%, 02/16/2054 (b)	3,662,130	3,777,962
Pool 2014-75 BC, 3.50%, 08/16/2054 (b)	3,500,000	3,573,651
Pool AD8950, 3.51%, 09/15/2048	3,654,329	3,941,655
Pool AM0526, 3.51%, 05/15/2050	2,655,378	2,888,962
Pool AH5339, 3.55%, 12/15/2050	1,347,037	1,458,664
Pool AA8513, 3.60%, 03/15/2048	779,209	837,000
Pool AD8931, 3.60%, 07/15/2048	1,816,742	1,957,540
Pool AC6851, 3.62%, 08/15/2048	4,929,358	5,315,492

The accompanying notes are an integral part of the financial statements.

14 The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AC6852, 3.62%, 08/15/2048	$5,200,628	$5,608,011
Pool AC6853, 3.62%, 08/15/2048	2,906,461	3,134,134
Pool 727108, 3.64%, 02/15/2047	1,319,414	1,402,977
Pool AE9650, 3.65%, 08/15/2048	3,004,107	3,116,761
Pool AG5019, 3.73%, 03/15/2049	5,863,869	6,347,377
Pool 661707, 3.75%, 12/15/2054	2,462,474	2,684,310
Pool AG7484, 3.83%, 03/15/2049	1,452,115	1,574,334
Pool 749013, 3.88%, 10/15/2049	477,535	507,779
Pool Hillsdale, 3.94%, 01/01/2045 (a)	2,100,000	2,266,475
Pool AH7386, 4.00%, 11/15/2053	1,989,600	2,217,069
Pool 768250, 4.01%, 08/15/2052	2,503,295	2,670,181
Pool AF8133, 4.12%, 06/15/2037	1,675,289	1,803,728
Pool 760521, 4.13%, 09/15/2053	7,438,313	8,027,179
Pool AH5333, 4.15%, 06/15/2040	1,154,141	1,265,708
Pool 749575, 4.25%, 11/15/2046	3,024,328	3,208,308
Pool 758139, 4.25%, 02/15/2053	192,073	205,998
Pool AF9883, 4.46%, 09/15/2042	4,007,016	4,562,179
Pool AH1338, 4.61%, 06/15/2055	1,719,091	1,944,124
Pool AF8136, 4.70%, 04/15/2044	1,344,446	1,448,640
Pool AC6885, 4.85%, 08/15/2055	17,599,999	20,224,118
Pool 2009-5 B, 5.07%, 08/16/2049 (b)	2,717	2,728
Pool 712102, 5.15%, 11/15/2032	492,461	512,570
Pool 734980, 5.25%, 11/15/2051	1,119,473	1,187,574
Pool 699710, 5.43%, 07/15/2044	373,082	387,072
Pool 637911, 6.00%, 07/15/2035	386,050	387,380
Pool 636413, 6.25%, 04/15/2036	670,456	677,161
Pool 643896, 6.50%, 06/15/2049	1,294,532	1,341,998
		412,232,644
GNMA Single Family - 3.63%
Pool AD1699, 3.00%, 02/15/2043	2,320,486	2,368,067
Pool 778944, 3.50%, 03/15/2042	760,237	793,591
Pool 779075, 3.50%, 04/15/2042	954,111	996,182
Pool 779209, 3.50%, 05/15/2042	217,216	226,881
Pool 779354, 3.50%, 06/15/2042	1,027,555	1,072,672
Pool AB2735, 3.50%, 08/15/2042	204,970	213,949
Pool 737576, 4.00%, 11/15/2040	60,635	64,408
Pool 737712, 4.00%, 12/15/2040	1,329,525	1,413,670
Pool 757173, 4.00%, 12/20/2040	445,088	476,549
Pool 737837, 4.00%, 01/15/2041	1,061,207	1,127,228
Pool 759104, 4.00%, 01/15/2041	699,670	744,171
Pool 2759436, 4.00%, 01/20/2041	283,276	301,251
Pool 2759466, 4.00%, 01/20/2041	1,082,115	1,153,612
Pool 759191, 4.00%, 02/15/2041	622,152	665,693
Pool 2759301, 4.00%, 02/20/2041	635,346	679,738
Pool 2763042, 4.00%, 04/20/2041	146,432	156,864
Pool 738629, 4.00%, 08/15/2041	978,556	1,039,434
Pool 738630, 4.00%, 08/15/2041	526,767	559,539
Pool 770515, 4.00%, 08/15/2041	1,215,567	1,291,191
Pool 738735, 4.00%, 09/15/2041	1,453,857	1,545,193
Pool 738954, 4.00%, 11/15/2041	606,834	644,587
Pool 778766, 4.00%, 01/15/2042	1,210,918	1,295,501
Pool 778847, 4.00%, 02/15/2042	706,567	750,525
Pool AF3781, 4.00%, 09/15/2043	2,108,809	2,240,004
Pool AG8734, 4.00%, 12/15/2043	2,147,921	2,282,090
Pool 717198, 4.50%, 06/15/2039	792,450	859,303

The accompanying notes are an integral part of the financial statements.

(Unaudited) 15

	Principal Amount	Value
Pool 714594, 4.50%, 07/15/2039	$257,313	$280,331
Pool 720208, 4.50%, 07/15/2039	729,582	799,524
Pool 726402, 4.50%, 10/15/2039	76,778	83,388
Pool 728954, 4.50%, 12/15/2039	565,818	613,211
Pool 729017, 4.50%, 01/15/2040	911,635	984,697
Pool 737051, 4.50%, 03/15/2040	393,593	426,066
Pool 737222, 4.50%, 05/15/2040	678,434	742,226
Pool 698160, 4.50%, 07/15/2040	727,441	784,570
Pool 748456, 4.50%, 08/15/2040	731,819	800,167
Pool 738152, 4.50%, 04/15/2041	1,028,626	1,115,370
Pool 762882, 4.50%, 04/15/2041	502,235	547,155
Pool 738267, 4.50%, 05/15/2041	785,702	851,664
Pool 763543, 4.50%, 05/15/2041	299,623	323,156
Pool 738397, 4.50%, 06/15/2041	1,564,464	1,706,561
Pool 770396, 4.50%, 06/15/2041	664,489	723,827
Pool 2783417, 4.50%, 08/20/2041	8,490,343	9,123,292
Pool 688624, 5.00%, 05/15/2038	360,849	398,061
Pool 411105, 5.00%, 01/15/2039	218,033	243,295
Pool 439079, 5.00%, 02/15/2039	230,378	256,240
Pool 646728, 5.00%, 03/15/2039	88,752	97,493
Pool 646750, 5.00%, 04/15/2039	145,939	160,343
Pool 646777, 5.00%, 05/15/2039	159,021	174,705
Pool 720288, 5.00%, 08/15/2039	550,876	607,738
Pool 722944, 5.00%, 08/15/2039	397,781	438,226
Pool 726290, 5.00%, 09/15/2039	836,052	933,921
Pool 723006, 5.00%, 10/15/2039	688,818	767,921
Pool 726403, 5.00%, 10/15/2039	409,016	454,019
Pool 737055, 5.00%, 03/15/2040	522,644	577,723
Pool 658393, 5.00%, 06/15/2040	695,895	770,550
Pool 2783418, 5.00%, 06/20/2040	6,204,210	6,639,579
Pool 684677, 5.50%, 03/15/2038	348,792	391,118
Pool 684802, 5.50%, 04/15/2038	201,317	225,305
Pool 688625, 5.50%, 05/15/2038	171,803	192,149
Pool 2688636, 5.50%, 05/20/2038	381,304	420,977
Pool 690974, 5.50%, 06/15/2038	48,498	54,241
Pool 2690973, 5.50%, 06/20/2038	237,991	262,692
Pool 2691179, 5.50%, 06/20/2038	166,432	183,330
Pool 693574, 5.50%, 07/15/2038	78,692	88,065
Pool 2409120, 5.50%, 07/20/2038	360,173	398,838
Pool 2700671, 5.50%, 10/20/2038	351,416	387,970
Pool 411116, 5.50%, 01/15/2039	177,864	199,071
Pool 705998, 5.50%, 01/15/2039	133,723	149,657
Pool 2684988, 6.00%, 03/20/2038	176,134	197,215
Pool 688626, 6.00%, 05/15/2038	308,358	348,261
Pool 2688637, 6.00%, 05/20/2038	101,095	113,006
Pool 2693900, 6.00%, 07/20/2038	166,093	185,946
Pool 696513, 6.00%, 08/15/2038	192,913	217,871
Pool 2696843, 6.00%, 08/20/2038	232,185	259,740
Pool 699255, 6.00%, 09/15/2038	539,497	608,991
Pool 2698997, 6.00%, 09/20/2038	260,201	291,332
Pool 705999, 6.00%, 01/15/2039	278,580	314,623
Pool 2706407, 6.00%, 01/20/2039	73,226	81,976
Pool 582048, 6.50%, 01/15/2032	31,079	35,615
Pool 2696844, 6.50%, 08/20/2038	243,650	274,048
Pool 2706408, 6.50%, 01/20/2039	202,376	217,345

The accompanying notes are an integral part of the financial statements.

16 The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 530199, 7.00%, 03/20/2031	$54,338	$55,734
		63,542,028
HUD - 0.83%
2011-A, 2.05%, 08/01/2019	800,000	814,561
TBA, 2.66%, 08/01/2016	1,000,000	1,014,664
2010-A, 3.30%, 08/01/2019	5,718,000	6,069,216
Regional, 4.48%, 08/01/2016	2,500,000	2,566,500
0614, 5.51%, 08/01/2020	1,000,000	1,031,861
0620, 5.77%, 08/01/2026	3,000,000	3,072,807
		14,569,609
Small Business Administration - 4.10%
Pool 507253, 0.50%, 05/25/2030 (b)	88,615	87,950
Pool 507766, 0.58%, 07/25/2031 (b)	103,961	103,324
Pool 508901, 0.60%, 07/25/2020 (b)	184,899	183,049
Pool 508206, 0.60%, 09/25/2032 (b)	45,050	44,804
Pool 508298, 0.60%, 01/25/2033 (b)	262,605	261,012
Pool 508506, 0.63%, 06/25/2033 (b)	316,398	312,697
Pool 508716, 0.82%, 06/25/2034 (b)	512,689	515,032
Pool 508890, 0.90%, 06/25/2020 (b)	205,039	205,168
Pool 4334715001, 1.25%, 01/05/2020 (b)	905	913
Pool American, 1.25%, 08/30/2022 (b)	739,003	760,216
Pool Cleburne, 1.25%, 08/30/2022 (b)	499,089	513,777
Pool Dairy Queen, 1.25%, 09/21/2022 (b)	141,891	142,892
Pool 509347, 1.25%, 11/25/2022 (b)	453,885	454,798
Pool Adele's Authentic Cajun, 1.25%, 12/28/2022 (b)	81,299	81,850
Pool Gentleden, 1.25%, 04/10/2023 (b)	210,414	212,313
Pool 509392, 1.25%, 07/25/2023 (b)	1,633,927	1,637,870
Pool Juice It Up, 1.25%, 09/19/2023 (b)	187,095	188,470
Pool 509409, 1.25%, 09/25/2023 (b)	1,360,128	1,364,352
Pool 509596, 1.25%, 11/25/2024 (b)	1,085,404	1,088,153
Pool 509670, 1.25%, 04/25/2025 (b)	933,961	951,356
Pool 509678, 1.25%, 05/25/2025 (b)	3,019,544	3,046,194
Pool 509748, 1.25%, 09/25/2025 (b)	3,862,600	3,974,654
Pool Charles Corner, 1.25%, 04/29/2034 (b)	502,554	515,765
Pool Chicago Taxi Parts, 1.25%, 04/29/2034 (b)	282,416	289,946
Pool 508969, 1.25%, 09/25/2035 (b)	389,247	398,076
Pool 508994, 1.25%, 01/25/2036 (b)	232,071	235,533
Pool 509084, 1.25%, 07/25/2036 (b)	255,878	262,352
Pool 509133, 1.25%, 09/25/2036 (b)	1,144,469	1,173,585
Pool 509225, 1.25%, 04/25/2037 (b)	966,367	985,996
Pool 509348, 1.25%, 02/25/2038 (b)	870,309	888,733
Pool 509350, 1.25%, 03/25/2038 (b)	1,883,352	1,919,785
Pool 509391, 1.25%, 06/25/2038 (b)	2,351,500	2,403,059
Pool C-Mai Enterprises, 1.25%, 10/15/2038 (b)	258,214	265,706
Pool 509417, 1.25%, 10/25/2038 (b)	1,205,947	1,234,502
Pool 509460, 1.25%, 01/25/2039 (b)	2,283,066	2,337,012
Pool Glenoaks Animal Hospital, 1.25%, 02/15/2039 (b)	304,198	313,013
Pool 509491, 1.25%, 02/25/2039 (b)	5,685,080	5,814,888
Pool 509541, 1.25%, 08/25/2039 (b)	1,494,852	1,525,194
Pool 509573, 1.25%, 09/25/2039 (b)	3,321,940	3,356,700
Pool 509575, 1.25%, 10/25/2039 (b)	3,439,610	3,475,710
Pool 509661, 1.25%, 03/25/2040 (b)	3,895,405	3,947,201
Pool 509688, 1.25%, 08/25/2040	5,682,033	5,876,085
Pool 509735, 1.25%, 09/25/2040 (b)	4,401,947	4,447,352
Pool 3046316007, 2.13%, 12/03/2032 (b)	238,121	239,782

The accompanying notes are an integral part of the financial statements.

(Unaudited) 17

	Principal Amount	Value
Pool Premie, 3.08%, 08/29/2038 (b)	$733,364	$815,142
Pool Animal, 3.33%, 06/04/2023 (b)	357,376	383,606
Pool Dynamic, 3.58%, 08/05/2023 (b)	140,781	152,835
Pool Econolodge, 3.58%, 09/11/2037 (b)	861,011	975,205
Pool 522053, 3.77%, 05/25/2026 (b)	368,672	407,372
Pool 509647, 3.86%, 12/25/2026 (b)	959,940	1,056,854
Pool 521984, 3.90%, 10/25/2038 (b)	534,871	608,322
Pool 521967, 3.97%, 06/25/2038 (b)	3,105,847	3,533,819
Pool 521970, 4.08%, 07/25/2038 (b)	962,005	1,112,194
Pool 522158, 4.16%, 01/25/2027 (b)	1,720,270	1,914,373
Pool 522029, 4.16%, 02/25/2039 (b)	113,043	130,148
Pool 522020, 4.20%, 02/25/2026 (b)	425,283	473,057
Pool 522156, 4.24%, 05/25/2040 (b)	1,061,276	1,223,922
Pool Joliba, 4.33%, 07/19/2023 (b)	301,911	333,400
Pool Schatz, 4.33%, 10/04/2023 (b)	28,711	31,812
Pool Valeri, 4.88%, 11/15/2023 (b)	70,289	78,530
Pool Buck Pizza, 5.23%, 07/15/2024	57,530	61,125
Pool 7530434005, 5.27%, 06/29/2024	69,224	73,709
Pool 3829225004, 6.08%, 11/05/2020	411,152	433,613
		71,835,857
Small Business Administration Participation Certificates - 0.01%
2008-20C, 5.49%, 03/01/2028	27,493	30,902
2008-20E, 5.49%, 05/01/2028	90,821	101,582
		132,484
USDA Loan - 0.08%
Pool FSAA & BParent, 4.33%, 08/01/2039 (b)	139,168	150,058
Pool Highland, 5.28%, 07/14/2024	913,424	972,338
Pool Manuukaq Association, 5.60%, 04/01/2019 (b)	309,534	339,040
		1,461,436
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,347,610,931)		1,361,618,481

MUNICIPAL BONDS - 19.48%
Arizona - 0.27%
Maricopa County Industrial Development Authority
0.03%, 11/15/2032 (b) (c)	4,705,000	4,705,000

Arkansas - 0.07%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	250,000	251,175
Little Rock Arkansas Industrial Development Authority
2.60%, 11/01/2018	425,000	428,965
3.40%, 11/01/2020	450,000	460,611
		1,140,751
California - 0.78%
California Statewide Communities Development Authority
0.03%, 05/15/2037 (b) (c)	3,200,000	3,200,000
5.30%, 04/01/2016	25,000	25,223
Livermore Redevelopment Agency
0.01%, 07/15/2039 (b)	3,600,000	3,600,000
Los Angeles Community Development & Redevelopment Agency
6.25%, 09/01/2017	250,000	270,400

The accompanying notes are an integral part of the financial statements.

18 The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy
0.48%, 12/01/2015	$2,400,000	$2,400,000
1.00%, 12/01/2016	1,600,000	1,600,448
Napa Community Redevelopment Agency
5.60%, 09/01/2018	270,000	270,305
Sacramento County Housing Authority
0.25%, 07/15/2035 (b)	305,000	305,000
Tuolumne, Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,945,376
		13,616,752
Connecticut - 0.04%
Connecticut State Housing Finance Authority
5.83%, 11/15/2016	645,000	646,954

Delaware - 0.42%
Delaware State Housing Authority
2.65%, 11/01/2041	7,350,000	7,422,030

District of Columbia - 0.09%
District of Columbia
3.88%, 06/15/2045	1,579,647	1,592,458

Florida - 0.64%
Florida State Housing Finance Corp.
0.02%, 06/01/2048 (b) (c)	1,100,000	1,100,000
2.80%, 07/01/2041	3,063,564	3,070,150
2.80%, 07/01/2041	6,419,674	6,433,477
Pinellas County Health Facilities Authority
0.02%, 12/01/2024 (b)	245,000	245,000
Pinellas County Housing Finance Authority
0.03%, 10/01/2048 (b)	400,000	400,000
		11,248,627
Illinois - 0.71%
Illinois State Housing Development Authority
0.01%, 08/01/2034 (b) (c)	6,610,000	6,610,000
0.78%, 02/01/2016	330,000	330,122
0.87%, 08/01/2016	675,000	675,655
1.05%, 02/01/2017	690,000	689,386
1.23%, 08/01/2017	1,060,000	1,058,654
2.70%, 01/01/2020	650,000	652,242
2.80%, 07/01/2020	565,000	567,232
3.05%, 07/01/2021	500,000	503,020
3.27%, 07/01/2022	495,000	496,510
3.37%, 01/01/2023	250,000	250,968
3.62%, 01/01/2025	290,000	288,480
3.62%, 07/01/2025	250,000	248,642
		12,370,911
Indiana - 0.09%
Elkhart County
0.22%, 09/01/2043 (b)	180,000	180,000
Indiana State Housing & Community Development Authority
5.51%, 01/01/2039	485,000	485,800
5.90%, 01/01/2037	365,000	369,402

The accompanying notes are an integral part of the financial statements.

(Unaudited) 19

	Principal Amount	Value
Tippecanoe Valley 2011 School Building Corp.
5.35%, 01/15/2026	$475,000	$547,518
		1,582,720
Iowa - 0.09%
Hawkeye Community College
2.60%, 06/01/2022	245,000	245,897
Iowa State Finance Authority
0.03%, 08/01/2037 (b) (c)	220,000	220,000
2.30%, 09/01/2040	923,198	908,280
Kirkwood Community College
2.50%, 06/01/2017	120,000	122,372
		1,496,549
Kentucky - 1.26%
Kentucky State Housing Corp.
0.94%, 01/01/2017	1,245,000	1,244,514
2.34%, 01/01/2018	1,585,000	1,610,471
2.39%, 01/01/2020	340,000	347,524
2.54%, 07/01/2020	230,000	234,011
2.55%, 07/01/2020	1,435,000	1,461,031
2.88%, 01/01/2022	300,000	309,291
2.93%, 07/01/2022	335,000	344,933
3.00%, 11/01/2041	9,225,000	9,320,756
3.38%, 01/01/2025	165,000	167,828
4.25%, 07/01/2033	3,170,000	3,226,648
4.27%, 01/01/2028	3,000,000	3,117,840
5.75%, 07/01/2037	415,000	415,743
5.77%, 07/01/2037	140,000	139,931
6.06%, 07/01/2036	50,000	50,080
		21,990,601
Maine - 0.12%
Maine State Housing Authority
1.44%, 11/15/2017	860,000	862,803
4.00%, 11/15/2024 (c)	1,165,000	1,224,788
		2,087,591
Maryland - 0.77%
Maryland State Community Development Administration
0.01%, 09/01/2040 (b) (c)	2,100,000	2,100,000
0.01%, 12/01/2040 (b) (c)	1,200,000	1,200,000
2.36%, 09/01/2018	150,000	152,560
2.49%, 03/01/2019	450,000	458,379
2.86%, 09/01/2040	2,265,000	2,312,520
3.35%, 03/01/2023	705,000	707,341
4.00%, 09/01/2025	3,810,000	3,930,434
6.07%, 09/01/2037	1,295,000	1,306,966
Montgomery County
4.00%, 05/01/2016	1,175,000	1,190,404
4.60%, 05/01/2026	200,000	213,962
		13,572,566
Massachusetts - 0.84%
Chelsea
5.25%, 01/15/2016	260,000	261,427
6.00%, 01/15/2018	260,000	280,951
Massachusetts State Development Finance Agency
0.02%, 07/01/2046 (b)	100,000	100,000

The accompanying notes are an integral part of the financial statements.

20 The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
4.32%, 04/01/2018	$740,000	$772,456
Massachusetts State Housing Finance Agency
1.53%, 06/01/2018	155,000	155,617
1.66%, 12/01/2018	845,000	848,600
1.93%, 12/01/2019	895,000	897,264
2.06%, 12/01/2020	105,000	104,243
2.21%, 06/01/2018	210,000	211,596
2.51%, 06/01/2019	160,000	161,490
2.61%, 12/01/2019	600,000	603,828
3.09%, 06/01/2020	200,000	204,872
3.19%, 12/01/2020	315,000	327,991
4.50%, 04/15/2054	3,967,476	3,959,462
4.71%, 12/01/2037	1,995,000	2,004,935
5.21%, 12/01/2016	535,000	536,305
5.55%, 06/01/2025	1,510,000	1,540,049
5.96%, 06/01/2017	460,000	471,532
6.50%, 12/01/2039	1,150,000	1,217,275
		14,659,893
Michigan - 0.33%
Michigan State Housing Development Authority
0.02%, 06/01/2038 (b) (c)	1,260,000	1,260,000
2.67%, 04/01/2020	275,000	276,856
2.77%, 10/01/2020	255,000	256,930
3.03%, 04/01/2021	435,000	439,272
3.13%, 10/01/2021	445,000	449,770
3.28%, 04/01/2022	450,000	454,433
3.53%, 04/01/2023	465,000	471,147
3.63%, 10/01/2023	450,000	456,305
4.33%, 10/01/2029	1,640,000	1,644,346
		5,709,059
Minnesota - 0.04%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	75,000	75,134
6.30%, 07/01/2023	705,000	706,833
		781,967
Mississippi - 0.01%
Mississippi State
1.90%, 12/01/2019	145,000	145,600

Missouri - 0.02%
Missouri State Housing Development Commission
2.65%, 11/01/2041	350,000	353,623

Nevada - 0.00%
Nevada State Housing Division
5.11%, 04/01/2017	5,000	4,989

New Hampshire - 0.08%
New Hampshire State Housing Finance Authority
3.75%, 07/01/2034	1,040,000	1,106,477
5.70%, 01/01/2035	310,000	310,468
		1,416,945

The accompanying notes are an integral part of the financial statements.

(Unaudited) 21

	Principal Amount	Value
New Jersey - 1.67%
New Jersey State Housing & Mortgage Finance Agency
2.01%, 11/01/2018	$1,365,000	$1,368,535
2.13%, 11/01/2016	145,000	146,298
2.30%, 05/01/2019	1,245,000	1,253,180
2.35%, 11/01/2019	2,050,000	2,063,817
2.38%, 11/01/2017	80,000	80,778
2.65%, 11/01/2020	1,010,000	1,017,060
2.70%, 05/01/2019	360,000	365,620
2.78%, 05/01/2021	1,000,000	1,009,080
2.80%, 11/01/2019	375,000	381,098
2.99%, 11/01/2019	100,000	101,589
3.03%, 05/01/2022	1,000,000	1,006,660
3.05%, 05/01/2020	390,000	399,762
3.27%, 11/01/2020	100,000	102,143
3.35%, 11/01/2020	395,000	408,655
3.42%, 05/01/2023	2,850,000	2,871,290
3.45%, 05/01/2021	405,000	420,159
3.55%, 11/01/2021	425,000	442,247
3.57%, 11/01/2021	70,000	72,129
3.65%, 05/01/2022	430,000	445,729
3.72%, 11/01/2022	125,000	126,449
3.80%, 11/01/2022	450,000	469,260
3.90%, 05/01/2023	460,000	475,341
4.00%, 11/01/2023	475,000	491,734
4.10%, 05/01/2024	485,000	503,711
4.20%, 11/01/2024	505,000	524,402
4.57%, 11/01/2027	900,000	898,407
4.88%, 11/01/2029	2,500,000	2,646,250
4.89%, 11/01/2032	1,435,000	1,414,264
5.09%, 11/01/2043	4,785,000	4,798,877
5.93%, 11/01/2028	1,625,000	1,649,212
6.13%, 11/01/2037	1,315,000	1,331,950
		29,285,686
New Mexico - 0.17%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	864,924	845,212
5.42%, 01/01/2016	80,000	80,179
6.15%, 01/01/2038	255,000	255,898
UNM Sandoval Regional Medical Center
4.50%, 07/20/2036	1,800,000	1,860,354
		3,041,643
New York - 5.32%
New York City Housing Development Corp.
1.11%, 05/01/2016	1,570,000	1,572,685
1.15%, 02/01/2016	210,000	210,122
1.16%, 05/01/2017	910,000	906,169
1.17%, 05/01/2016	900,000	900,891
1.31%, 11/01/2016	1,595,000	1,602,321
1.31%, 11/01/2016	1,205,000	1,206,988
1.34%, 08/01/2016	500,000	501,060
1.40%, 05/01/2016	655,000	656,264
1.44%, 11/01/2016	500,000	501,415
1.44%, 05/01/2017	1,215,000	1,215,474

The accompanying notes are an integral part of the financial statements.

22 The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
1.54%, 02/01/2017	$515,000	$515,433
1.57%, 11/01/2016	700,000	702,772
1.59%, 05/01/2017	785,000	786,939
1.59%, 11/01/2017	1,225,000	1,224,265
1.73%, 05/01/2017	780,000	783,448
1.73%, 08/01/2017	730,000	733,256
1.74%, 05/01/2018	1,240,000	1,240,670
1.75%, 11/01/2017	550,000	551,628
1.91%, 02/01/2016	1,655,000	1,656,969
2.01%, 05/01/2019	1,270,000	1,272,515
2.04%, 11/01/2018	805,000	802,802
2.11%, 08/01/2016	1,665,000	1,672,209
2.24%, 05/01/2020	800,000	797,056
2.26%, 11/01/2018	630,000	640,477
2.30%, 05/01/2016	2,130,000	2,141,971
2.31%, 02/01/2017	1,685,000	1,695,700
2.43%, 05/01/2019	420,000	427,010
2.49%, 05/01/2021	130,000	129,659
2.50%, 11/01/2016	2,160,000	2,186,806
2.51%, 08/01/2017	1,710,000	1,725,441
2.59%, 11/01/2019	820,000	834,170
2.64%, 11/01/2021	750,000	747,938
2.71%, 02/01/2018	1,730,000	1,755,223
2.74%, 05/01/2022	710,000	705,932
2.77%, 11/01/2021	1,295,000	1,301,540
2.79%, 05/01/2017	2,195,000	2,237,100
2.84%, 11/01/2022	1,000,000	994,570
2.91%, 08/01/2018	1,750,000	1,781,167
2.95%, 05/01/2022	1,610,000	1,612,946
2.98%, 05/01/2023	1,245,000	1,235,376
3.03%, 11/01/2023	500,000	495,940
3.05%, 11/01/2022	705,000	706,903
3.11%, 02/01/2019	1,775,000	1,810,855
3.11%, 05/01/2023	1,525,000	1,527,470
3.16%, 11/01/2023	1,550,000	1,552,743
3.18%, 05/01/2024	1,070,000	1,060,552
3.23%, 11/01/2024	725,000	718,323
3.26%, 08/01/2019	1,805,000	1,885,918
3.28%, 05/01/2025	220,000	217,228
3.31%, 11/01/2024	1,610,000	1,619,531
3.33%, 11/01/2025	750,000	740,183
3.43%, 02/01/2020	1,830,000	1,883,765
3.58%, 08/01/2020	965,000	1,029,066
4.97%, 05/01/2019	1,995,000	2,114,680
5.27%, 08/01/2035	1,000,000	1,036,610
5.63%, 11/01/2024	3,250,000	3,517,020
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	970,493
New York State Housing Finance Agency
0.01%, 05/15/2037 (b) (c)	2,600,000	2,600,000
0.01%, 11/01/2041 (b)	2,500,000	2,500,000
0.02%, 11/01/2030 (b) (c)	3,765,000	3,765,000
0.10%, 11/01/2046 (b)	5,000,000	5,000,000
0.18%, 11/01/2038 (b)	1,515,000	1,515,000

The accompanying notes are an integral part of the financial statements.

(Unaudited) 23

	Principal Amount	Value
4.90%, 08/15/2025 (c)	$250,000	$250,397
5.05%, 08/15/2039 (c)	1,325,000	1,335,799
New York State Mortgage Agency
1.19%, 04/01/2017	1,000,000	998,810
1.59%, 04/01/2018	2,000,000	1,991,800
1.66%, 04/01/2017	950,000	954,731
1.82%, 10/01/2017	960,000	965,338
1.97%, 04/01/2018	970,000	974,394
2.43%, 10/01/2019	1,005,000	1,013,794
3.07%, 04/01/2023	490,000	487,555
3.40%, 10/01/2022	1,815,000	1,811,025
		93,217,300
North Carolina - 0.44%
North Carolina State Housing Finance Agency
1.97%, 07/01/2017	410,000	412,837
2.81%, 07/01/2035	6,100,000	6,260,491
3.41%, 07/01/2022	280,000	285,659
4.01%, 01/01/2026	745,000	775,821
		7,734,808
Oregon - 0.33%
Oregon State Facilities Authority
0.05%, 12/15/2036 (b) (c)	5,295,000	5,295,000
Portland
4.62%, 06/15/2018	325,000	343,505
6.03%, 06/15/2018	158,674	167,433
		5,805,938
Pennsylvania - 0.67%
Commonwealth Financing Authority
3.08%, 06/01/2023	500,000	494,640
4.86%, 06/01/2018	50,000	53,652
4.97%, 06/01/2016	65,000	66,253
5.02%, 06/01/2016	5,925,000	6,041,604
5.17%, 06/01/2017	600,000	632,790
5.41%, 06/01/2022	500,000	566,970
6.39%, 06/01/2024	225,000	268,101
Pennsylvania State Housing Finance Agency
0.02%, 10/01/2034 (b) (c)	740,000	740,000
0.02%, 10/01/2034 (b) (c)	2,900,000	2,900,000
5.84%, 04/01/2037	20,000	20,035
		11,784,045
South Carolina - 0.34%
South Carolina State Housing Finance & Development Authority
2.95%, 01/01/2041	4,370,000	4,353,044
4.00%, 07/01/2034	1,615,000	1,656,780
		6,009,824
Texas - 1.17%
Colony Local Development Corp.
3.87%, 10/01/2028	490,000	497,237
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	10,565,000	10,617,825
Texas State Department of Housing & Community Affairs
0.04%, 07/15/2040 (b) (c)	2,835,000	2,835,000
0.13%, 09/01/2036 (b)	855,000	855,000

The accompanying notes are an integral part of the financial statements.

24 The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
0.14%, 09/01/2017 (b)	$110,000	$110,000
2.88%, 07/01/2041	5,515,000	5,552,061
		20,467,123
Utah - 0.97%
Utah State Housing Corp.
2.05%, 01/01/2043	3,261,000	3,035,567
2.15%, 01/01/2043	4,780,000	4,474,653
2.20%, 07/01/2041	4,430,000	4,220,328
2.70%, 07/01/2044	2,967,000	3,017,647
6.32%, 01/01/2028	1,390,000	1,393,461
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	562,468
West Valley City Redevelopment Agency
4.10%, 05/01/2023	100,000	107,920
4.40%, 05/01/2026	200,000	217,058
		17,029,102
Virginia - 1.33%
Fairfax County Economic Development Authority
4.38%, 10/01/2033	500,000	516,590
Virginia State Housing Development Authority
1.65%, 10/01/2018	500,000	500,905
2.77%, 03/01/2018	1,000,000	1,018,840
3.25%, 08/25/2042	2,028,874	2,040,256
4.17%, 10/01/2032	1,000,000	1,016,890
4.25%, 10/25/2043	1,359,567	1,377,296
4.30%, 12/25/2043	2,589,079	2,627,812
5.28%, 03/01/2028	320,000	333,930
5.50%, 06/25/2034 (a)	2,177,288	2,162,658
5.50%, 03/25/2036 (a)	2,098,393	2,217,739
5.70%, 11/01/2022	1,250,000	1,301,837
5.97%, 11/01/2024	1,405,000	1,461,734
6.25%, 11/01/2029	4,365,000	4,543,310
6.32%, 08/01/2019	1,980,000	2,188,316
		23,308,113
Washington - 0.24%
King County Housing Authority
6.38%, 12/31/2046	4,235,000	4,277,265

West Virginia - 0.16%
West Virginia State Housing Development Fund
0.94%, 05/01/2016	250,000	250,430
1.04%, 11/01/2016	250,000	250,225
1.23%, 05/01/2017	250,000	249,825
1.68%, 05/01/2019	250,000	248,765
1.95%, 05/01/2020	250,000	245,787
2.05%, 11/01/2020	325,000	318,692
2.30%, 11/01/2021	500,000	489,925
2.81%, 05/01/2018	650,000	668,824
		2,722,473
TOTAL MUNICIPAL BONDS (Cost $339,078,383)		341,228,906

The accompanying notes are an integral part of the financial statements.

(Unaudited) 25

	Principal Amount/ Shares	Value
CERTIFICATES OF DEPOSIT - 0.13%
Carver Federal Savings Bank
0.70%, 06/24/2016	$1,000,000	$1,000,000
Community Capital Bank of Virginia
0.20%, 12/03/2015	500,000	500,000
0.25%, 12/03/2015	250,000	250,000
Mechanics & Farmers Bank
0.10%, 12/18/2015	250,000	250,000
Self Help Federal Credit Union
0.25%, 02/23/2016	250,000	250,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $2,250,000)		2,250,000

MISCELLANEOUS INVESTMENT - 0.05%
CRF Affordable Housing, 5.50%, 04/25/2035 (b) (d)	942,700	937,968
TOTAL MISCELLANEOUS INVESTMENT (Cost $956,051)		937,968

SHORT-TERM INVESTMENT - 3.17%
Money Market Fund - 3.17%
Dreyfus Treasury Prime Cash Management, Cl A, 0.00% (e)	55,426,768	55,426,768
TOTAL SHORT-TERM INVESTMENT (Cost $55,426,768)		55,426,768

Total Investments (Cost $1,751,063,311) - 100.94%		$1,767,755,828
Liabilities in Excess of Other Assets, Net - (0.94)%		(16,547,103)
NET ASSETS - 100.00%		$1,751,208,725

(a)	Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at November 30, 2015 is $25,771,804, which represents 1.47% of total net assets.
(b)	Variable rate security, the coupon rate shown is the effective rate as of November 30, 2015.
(c)	Security is subject to Alternative Minimum Tax.
(d)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At November 30, 2015, these securities amounted to $937,968, which represents 0.05% of total net assets.
(e)	The rate shown is the 7-day effective yield as of November 30, 2015.

Cl — Class

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

HUD — Housing and Urban Development

TBA — To Be Announced

USDA — United States Department of Agriculture

The accompanying notes are an integral part of the financial statements.

26 The Community Reinvestment Act Qualified Investment Fund

Statement of Assets and Liabilities as of November 30, 2015

Assets:
Investments, at fair value (identified cost — $1,751,063,311)	$1,767,755,828
Cash	4,985
Receivables:
Interest	6,157,750
Capital shares sold	272,524
Prepaid expenses	226,439
Total Assets	$1,774,417,526
Liabilities:
Payables:
Investment securities purchased	$19,625,626
Distributions to Shareholders	1,776,880
Advisory fees due to Advisor	428,527
Capital shares redeemed	313,751
Distribution 12b-1 fees	312,869
Shareholder servicing fees	245,781
Administration fees	82,615
Chief Compliance Officer fees	24,947
Trustees' fees	13,980
Other accrued expenses	383,825
Total Liabilities	$23,208,801
Net Assets:	$1,751,208,725
Net Assets consist of:
Paid-in capital	$1,756,922,432
Distributions in excess of net investment income	(2,181,973)
Accumulated net realized loss on investments	(20,224,251)
Net unrealized appreciation on investments	16,692,517
Net Assets	$1,751,208,725
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 136,656,898 shares outstanding)	$1,470,172,527
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 20,861,998 shares outstanding)	$224,223,691
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 5,289,028 shares outstanding)	$56,812,507
Net Asset Value, offering and redemption price per share — CRA Shares	$10.76
Net Asset Value, offering and redemption price per share — Institutional Shares	$10.75
Net Asset Value, offering and redemption price per share — Retail Shares	$10.74

The accompanying notes are an integral part of the financial statements.

(Unaudited) 27

Statement of Operations for the six-month period ended
November 30, 2015

Investment Income:
Interest	$23,635,742
Dividends	7
Total investment income	23,635,749
Expenses:
Investment advisory fees	2,560,917
Distribution fees — CRA Shares	1,847,560
Distribution fees — Retail Shares	52,237
Special administrative services fees — CRA Shares	1,478,065
Shareholder servicing fees — Retail Shares	20,894
Accounting and administration fees	496,691
Professional fees	204,670
Trustees' fees	177,717
Insurance expense	107,300
Transfer agent fees	106,244
Custodian fees	99,448
Chief Compliance Officer fees	69,461
Registration and filing expenses	46,196
Printing fees	32,163
Other	63,991
Net expenses	7,363,554
Net investment income	16,272,195
Realized and unrealized loss on investments:
Net realized loss on investments	(361,621)
Net change in unrealized appreciation (depreciation) on investments	(6,901,583)
Net realized and unrealized loss on investments	(7,263,204)
Net increase in net assets resulting from operations:	$9,008,991

The accompanying notes are an integral part of the financial statements.

28 The Community Reinvestment Act Qualified Investment Fund

Statements of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2015 (Unaudited)	For the Fiscal Year Ended May 31, 2015
Operations:
Net investment income	$16,272,195	$30,932,277
Net realized loss on investments	(361,621)	(2,480,698)
Net change in unrealized appreciation (depreciation) on investments	(6,901,583)	24,219,069
Net increase in net assets resulting from operations	9,008,991	52,670,648
Distributions to shareholders from:
Net investment income
CRA Shares	(15,533,794)	(30,586,139)
Institutional Shares	(2,439,417)	(4,072,035)
Retail Shares	(481,047)	(787,677)
Total distributions	(18,454,258)	(35,445,851)
Capital share transactions:
CRA Shares
Shares issued	84,558,207	106,750,636
Shares reinvested	4,810,537	9,652,781
Shares redeemed	(75,227,763)	(48,105,435)
	14,140,981	68,297,982
Institutional Shares
Shares issued	69,767,838	49,448,474
Shares reinvested	2,130,534	3,396,056
Shares redeemed	(19,292,552)	(33,370,917)
	52,605,820	19,473,613
Retail Shares
Shares issued	27,848,703	8,287,686
Shares reinvested	470,214	657,204
Shares redeemed	(4,977,894)	(10,679,617)
	23,341,023	(1,734,727)
Increase in net assets from capital share transactions	90,087,824	86,036,868
Increase in net assets	80,642,557	103,261,665
Net Assets:
Beginning of period/year	1,670,566,168	1,567,304,503
End of period/year	$1,751,208,725	$1,670,566,168
Undistributed (distributions in excess of) net investment income	$(2,181,973)	$90

The accompanying notes are an integral part of the financial statements.

29

Statements of Changes in Net Assets (Continued)

	For the Six-Month Period Ended November 30, 2015 (Unaudited)	For the Fiscal Year Ended May 31, 2015

Share Transactions:
CRA Shares
Shares issued	7,856,818	9,900,883
Shares reinvested	446,451	895,633
Shares redeemed	(6,973,994)	(4,480,990)
Increase in shares	1,329,275	6,315,526
CRA Shares outstanding at beginning of period/year	135,327,623	129,012,097
CRA Shares at end of period/year	136,656,898	135,327,623
Institutional Shares
Shares issued	6,476,653	4,587,674
Shares reinvested	197,902	315,398
Shares redeemed	(1,794,578)	(3,103,562)
Increase in shares	4,879,977	1,799,510
Institutional Shares outstanding at beginning of period/year	15,982,021	14,182,511
Institutional Shares at end of period/year	20,861,998	15,982,021
Retail Shares
Shares issued	2,583,314	770,113
Shares reinvested	43,699	61,091
Shares redeemed	(462,569)	(991,840)
Increase/(decrease) in shares	2,164,444	(160,636)
Retail Shares outstanding at beginning of period/year	3,124,584	3,285,220
Retail Shares at end of period/year	5,289,028	3,124,584

The accompanying notes are an integral part of the financial statements.

30 The Community Reinvestment Act Qualified Investment Fund

Financial Highlights—Per share data (for a share outstanding throughout each period/year)

	CRA Shares
	For the Six-Month Period Ended November 30, 2015 (Unaudited)		For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014	For the Fiscal Year Ended May 31, 2013	For the Fiscal Year Ended May 31, 2012	For the Fiscal Year Ended May 31, 2011
Net Asset Value, Beginning of Period/Year	$10.82		$10.70	$10.91	$11.23	$10.91	$10.86
Investment Operations:
Net investment income(a)	0.10		0.20	0.20	0.22	0.29	0.34
Net realized and unrealized gain (loss) on investments(a)	(0.05)		0.15	(0.17)	(0.22)	0.41	0.06
Total from investment operations	0.05		0.35	0.03	—	0.70	0.40
Distributions from:
Net investment income	(0.11)		(0.23)	(0.22)	(0.25)	(0.31)	(0.35)
Net capital gains	—		—	(0.02)	(0.07)	(0.07)	—
Total distributions	(0.11)		(0.23)	(0.24)	(0.32)	(0.38)	(0.35)
Net Asset Value, End of Period/Year	$10.76		$10.82	$10.70	$10.91	$11.23	$10.91
Total return(b)	0.50%		3.34%	0.37%	(0.09)%	6.51%	3.79%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$1,470,173		$1,464,075	$1,380,547	$1,292,720	$1,148,680	$960,112
Ratio of expenses to average net assets
Before fee waiver	0.92	%(c)	0.92%	0.94%	0.93%	0.94%	0.95%
After fee waiver	0.92	%(c)	0.92%	0.94%	0.93%	0.94%	0.95%
Ratio of net investment income to average net assets	1.86	%(c)	1.89%	1.91%	1.97%	2.63%	3.16%
Portfolio turnover rate	12	%(d)	24%	27%	28%	32%	40%

(a)	Based on the average daily number of shares outstanding during the period.
(b)	Returns are for the period indicated and have not been annualized
(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

31

Financial Highlights—Per share data (for a share outstanding throughout each period/year) (Continued)

	Institutional Shares
	For the Six-Month Period Ended November 30, 2015 (Unaudited)		For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014	For the Fiscal Year Ended May 31, 2013	For the Fiscal Year Ended May 31, 2012	For the Fiscal Year Ended May 31, 2011
Net Asset Value, Beginning of Period/Year	$10.81		$10.69	$10.91	$11.22	$10.90	$10.85
Investment Operations:
Net investment income(a)	0.12		0.25	0.25	0.27	0.34	0.39
Net realized and unrealized gain (loss) on investments(a)	(0.04)		0.15	(0.18)	(0.21)	0.41	0.06
Total from investment operations	0.08		0.40	0.07	0.06	0.75	0.45
Distributions from:
Net investment income	(0.14)		(0.28)	(0.27)	(0.30)	(0.36)	(0.40)
Net capital gains	—		—	(0.02)	(0.07)	(0.07)	—
Total distributions	(0.14)		(0.28)	(0.29)	(0.37)	(0.43)	(0.40)
Net Asset Value, End of Period/Year	$10.75		$10.81	$10.69	$10.91	$11.22	$10.90
Total return (b)	0.73%		3.71%	0.83%	0.45%	6.99%	4.25%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$224,224		$172,736	$151,654	$186,257	$159,159	$97,757
Ratio of expenses to average net assets
Before fee waiver	0.47	%(c)	0.47%	0.48%	0.48%	0.49%	0.51%
After fee waiver	0.47	%(c)	0.47%	0.48%	0.48%	0.49%	0.51%
Ratio of net investment income to average net assets	2.31	%(c)	2.34%	2.36%	2.42%	3.07%	3.60%
Portfolio turnover rate	12	%(d)	24%	27%	28%	32%	40%

(a)	Based on the average daily number of shares outstanding during the period.
(b)	Returns are for the period indicated and have not been annualized
(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

32 The Community Reinvestment Act Qualified Investment Fund

Financial Highlights—Per share data (for a share outstanding throughout each period/year) (Continued)

	Retail Shares
	For the Six-Month Period Ended November 30, 2015 (Unaudited)		For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014	For the Fiscal Year Ended May 31, 2013	For the Fiscal Year Ended May 31, 2012	For the Fiscal Year Ended May 31, 2011
Net Asset Value, Beginning of Period/Year	$10.80		$10.68	$10.89	$11.21	$10.89	$10.84
Investment Operations:
Net investment income(a)	0.11		0.21	0.21	0.23	0.30	0.35
Net realized and unrealized gain (loss) on investments(a)	(0.05)		0.15	(0.17)	(0.22)	0.41	0.07
Total from investment operations	0.06		0.36	0.04	0.01	0.71	0.42
Distributions from:
Net investment income	(0.12)		(0.24)	(0.23)	(0.26)	(0.32)	(0.37)
Net capital gains	—		—	(0.02)	(0.07)	(0.07)	—
Total distributions	(0.12)		(0.24)	(0.25)	(0.33)	(0.39)	(0.37)
Net Asset Value, End of Period/Year	$10.74		$10.80	$10.68	$10.89	$11.21	$10.89
Total return (b)	0.56%		3.35%	0.57%	0.01%	6.62%	3.90%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$56,813		$33,755	$35,103	$40,624	$34,128	$28,729
Ratio of expenses to average net assets
Before fee waiver	0.82	%(c)	0.82%	0.83%	0.83%	0.84%	0.85%
After fee waiver	0.82	%(c)	0.82%	0.83%	0.83%	0.84%	0.85%
Ratio of net investment income to average net assets	1.95	%(c)	1.99%	2.01%	2.07%	2.73%	3.26%
Portfolio turnover rate	12	%(d)	24%	27%	28%	32%	40%

(a)	Based on the average daily number of shares outstanding during the period.
(b)	Returns are for the period indicated and have not been annualized
(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

(Unaudited) 33

Notes to Financial Statements November 30, 2015

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (formerly known as The Community Reinvestment Act Qualified Investment Fund) (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of The Community Reinvestment Act Qualified Investment Fund (the “Fund”). The Fund is a non-diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment adviser. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. The Board of Trustees has approved the Fund’s valuation policies and procedures. Short-term obligations having a maturity of sixty (60) days or less at time of acquisition are valued at amortized cost (provided it is consistent with fair value) or original cost plus accrued interest.

At November 30, 2015, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $25,771,804.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority

34 The Community Reinvestment Act Qualified Investment Fund

to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Level 1 inputs are quoted prices in an active market. A Level 1 input will be used unless the Advisor holds a large number of similar assets that are required to be measured at fair value and a quoted price in an active market might be available, but not readily accessible for each of the assets individually; and there has been a significant event after the close of the market.

Level 2 inputs are observable inputs, other than quoted prices. Examples of Level 2 inputs are as follows:

●	Dealer prices for similar assets in active markets

●	Quoted prices for identical or similar assets in non-active markets

●	Inputs other than quoted prices that are observable

●	Inputs that are derived principally from or corroborated by observable market data by correlations or other means

●	Matrix pricing

●	Pricing evaluations provided by independent pricing services

Level 3 inputs are unobservable inputs based primarily upon the Advisor’s assumptions about the assumptions that market participants would use pricing the asset. Unobservable inputs are developed based on the best information available in the circumstances, which may include the Advisor’s own data.

(Unaudited) 35

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at November 30, 2015.

Investments in Securities	Level 1	Level 2	Level 3		Total
Corporate Bonds	$—	$6,293,705	$—		$6,293,705
U.S. Government & Agency Obligations	—	1,340,227,074	21,391,407		1,361,618,481
Municipal Bonds	—	336,848,509	4,380,397		341,228,906
Certificate of Deposit	—	2,250,000	—		2,250,000
Miscellaneous Investment	—	937,968	—		937,968
Short-Term Investment	55,426,768	—	—		55,426,768
Total Investments in Securities	$55,426,768	$1,686,557,256	$25,771,804	*	$1,767,755,828

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2015	$22,481,294
Accrued discounts/premiums	—
Realized gain/(loss)	(99,753)
Change in appreciation/(depreciation)	126,152
Change in accrued amortization	20,913
Purchases	4,019,129
Sales	(1,973,795)
Amortization sold	(24,892)
Transfer into Level 3	—
Transfer out of Level 3	(3,157,641)
Ending balance as of November 30, 2015	$21,391,407
Change in unrealized losses included in earnings related to securities still held at reporting date	$126,632

36 The Community Reinvestment Act Qualified Investment Fund

Municipal Bonds
Beginning Balance as of June 1, 2015	$4,682,022
Accrued discounts/premiums	—
Realized gain/(loss)	3,305
Change in appreciation/(depreciation)	(54,436)
Change in accrued amortization	283
Purchases	—
Sales	(251,539)
Amortization sold	762
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of November 30, 2015	$4,380,397
Change in unrealized gains included in earnings related to securities still held at reporting date	$(54,436)

For the six-month period ended November 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended November 30, 2015, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

For the six-month period ended November 30, 2015, there have been no significant changes to the Fund’s fair value methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of November 30, 2015. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at November 30, 2015	Valuation Techniques	Unobservable Inputs	Ranges (Average)
FNMA Multifamily	$4,078,997	Matrix Pricing	Structure	30/10/9.5
			Remaining Average Life	8.97 - 9.35 (9.16) years
			Coupon	2.98% - 3.01% (3.00%)
			Spread to benchmark	N+85 - 93 (N+89)
			Offered Quotes variance to Mark	0.04% - 0.06% (0.10%)

(Unaudited) 37

Financial Asset	Fair Value at November 30, 2015	Valuation Techniques	Unobservable Inputs	Ranges (Average)
GNMA Multifamily - Project Loans	$2,266,475	Matrix Pricing	Structure	29 year 1 month amortization with no lock out and 10% declining prepayment penalty
			Remaining Average Life	8.82 years
			Coupon	3.94%
			Spread to benchmark	N+93
			Offered Quotes variance to Mark	0.78%
FHA Project Loans	$15,045,935	Matrix Pricing	Structure	Lockout range 0-9 years (4.83 yr average lock out), remaining maturity term range 5.74-34.78 years (24 year average maturity range)
			Remaining Average Life	0.21 - 8.58 (4.43) years
			Coupon	6.00% - 7.43% (6.60%)
			Spread to benchmark	E+425 - N+440 (+401)
			Offered Quotes variance to Mark	-0.07% - 0.36% (0.22%)
Taxable Municipal Bonds	$4,380,397	Matrix Pricing	Remainig Average Life	5.00-6.33 (5.67) years
			Coupon	5.50%
			Spread to benchmark	-6/TBA to -12.36/tba (-9.18/TBA)
			Offered Quotes variance to Mark	Utilizing dealer indications

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

38 The Community Reinvestment Act Qualified Investment Fund

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

(Unaudited) 39

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-month period ended November 30, 2015 were as follows:

	Shares	Amount
CRA Shares
Shares issued	7,856,818	$84,558,207
Shares reinvested	446,451	4,810,537
Shares redeemed	(6,973,994)	(75,227,763)
Net Increase	1,329,275	$14,140,981
Institutional Shares
Shares issued	6,476,653	$69,767,838
Shares reinvested	197,902	2,130,534
Shares redeemed	(1,794,578)	(19,292,552)
Net Increase	4,879,977	$52,605,820
Retail Shares
Shares issued	2,583,314	$27,848,703
Shares reinvested	43,699	470,214
Shares redeemed	(462,569)	(4,977,894)
Net Increase	2,164,444	$23,341,023

40 The Community Reinvestment Act Qualified Investment Fund

Transactions in shares of the Fund for the fiscal year ended May 31, 2015 were as follows:

	Shares	Amount
CRA Shares
Shares issued	9,900,883	$106,750,636
Shares reinvested	895,633	9,652,781
Shares redeemed	(4,480,990)	(48,105,435)
Net Increase	6,315,526	$68,297,982
Institutional Shares
Shares issued	4,587,674	$49,448,474
Shares reinvested	315,398	3,396,056
Shares redeemed	(3,103,562)	(33,370,917)
Net Increase	1,799,510	$19,473,613
Retail Shares
Shares issued	770,113	$8,287,686
Shares reinvested	61,091	657,204
Shares redeemed	(991,840)	(10,679,617)
Net Decrease	(160,636)	$(1,734,727)

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the six-month period ended November 30, 2015, were as follows:

Purchases:
U.S. Government	$193,771,820
Other	53,671,271
Sales and Maturities:
U.S. Government	$147,156,038
Other	55,887,125

At November 30, 2015, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$1,751,063,311
Gross unrealized appreciation	30,273,814
Gross unrealized depreciation	(13,581,297)
Net appreciation on investments	$16,692,517

(Unaudited) 41

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the six-month period ended November 30, 2015, the Advisor was entitled to receive advisory fees of $2,560,917.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Trust. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily net asset value of the CRA Shares held by such financial institutions. For the six-month period ended November 30, 2015, the Advisor was entitled to receive fees of $1,478,065 pursuant to the Special Administrative Services Agreement.

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act with respect to the Fund’s CRA Shares and Retail Shares, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the six-month period ended November 30, 2015, the Fund incurred distribution expenses of $1,847,560 and $52,237 with respect to CRA Shares and Retail Shares, respectively.

The Trust has adopted a Services Plan with respect to the Fund’s Retail Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Trust will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2016. For the six-month period ended November 30, 2015, the Fund incurred expenses under the Services Plan of $20,894.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2016 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. The Advisor did not waive fees or reimburse expenses during the six-month period ended November 30, 2015.

42 The Community Reinvestment Act Qualified Investment Fund

The President, Treasurer and Chief Compliance Officer of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of May 31, 2015, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, were reclassified to/from the following accounts:

Increase Undistributed Net Investment Income	Decrease Accumulated Net Realized Gain
$4,505,329	$(4,505,329)

This reclassification had no effect on net asset value per share.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2015	Fiscal Year Ended May 31, 2014
Distributions declared from:
Ordinary income	$35,445,851	$33,283,901
Long-term capital gain	—	3,406,827
Total Distributions	$35,445,851	$36,690,728

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

(Unaudited) 43

As of May 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,041,230
Capital loss carryforwards	(15,154,657)
Post-October losses	(4,681,175)
Other temporary differences	(1,842,613)
Unrealized appreciation, net	22,368,775
Distributable earnings, net	$3,731,560

Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2015, the Fund had post-enactment capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$3,721,413	$11,433,244	$15,154,657

Note 6 – CONCENTRATION/RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

Note 7 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

44 The Community Reinvestment Act Qualified Investment Fund

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

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Administrator and Transfer Agent:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Grant Thornton LLP

757 Third Avenue

New York, NY 10017

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the
Board of Trustees

Burton Emmer, Trustee

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

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2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccmfixedincome.com

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of the report includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12.	Exhibits.

(a)(1)	Not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)	/s/ David K. Downes
David K. Downes,
President/Principal Executive Officer

Date: February 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer

Date: February 5, 2016

By (Signature and Title)	/s/ James H. Malone
James H. Malone
Treasurer/Principal Financial Officer

Date: February 5, 2016